UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896
                                                     ---------

                        Gabelli Global Series Funds, Inc.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                -------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,
      During the second quarter of 2005, the Gabelli Global Convertible Securities Fund (the "Fund") rose 0.6% while the Merrill Lynch Global 300 Convertible Index declined 1.4%, the Merrill Lynch Global Bond Index was flat and the Morgan Stanley Capital International ("MSCI") World Free Index rose 0.4%. For the six-month period ended June 30, 2005, the Fund was down 2.5% versus declines of 5.6%, 1.9% and 0.7% for the Merrill Lynch Global 300 Convertible Index, the Merrill Lynch Global Bond Index and the MSCI World Free Index, respectively.
      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                ------------------------------------------------

                                                                                                               Since
                                                         Year to                                             Inception
                                              Quarter     Date      1 Year    3 Year     5 Year    10 Year    (2/3/94)
----------------------------------------------------------------------------------------------------------------------
  GABELLI GLOBAL CONVERTIBLE FUND
    CLASS AAA ...............................  0.58%     (2.51)%     4.94%     9.83%    (1.13)%     5.79%      5.78%

  Merrill Lynch Global 300 Convertible Index  (1.36)     (5.58)      1.20      7.79      0.48       5.28        N/A
  Merrill Lynch Global Bond Index ........... (0.01)     (1.85)      7.68      8.83      8.23       6.06       6.63
  MSCI World Free Index .....................  0.41      (0.70)     10.05     10.04     (2.08)      7.05       6.84
  Class A ...................................  0.58      (2.35)      4.95      9.92     (1.10)      5.81       5.79
                                              (5.17)(b)  (7.94)(b)  (1.06)(b)  7.80(b)  (2.27)(b)   5.19(b)    5.25(b)
  Class B ...................................  0.42      (2.80)      4.07      9.05     (1.75)      5.46       5.49
                                              (4.58)(c)  (7.66)(c)  (0.93)(c)  8.20(c)  (2.14)(c)   5.46(c)    5.49(c)
  Class C ...................................  0.23      (2.93)      4.01      9.07     (1.62)      5.53       5.55
                                              (0.77)(c)  (3.90)(c)   3.01(c)   9.07(c)  (1.62)(c)   5.53(c)    5.55(c)

(a) PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. OTHER SHARE CLASSES ARE AVAILABLE AND HAVE DIFFERENT PERFORMANCE CHARACTERISTICS. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON MAY 2, 2001, MARCH 28, 2001 AND NOVEMBER 26, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE UBS (FORMERLY WARBURG DILLON REED) GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX AND THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS BSHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                    Beginning      Ending      Annualized     Expenses
                  Account Value    Account   Value Expense   Paid During
                    01/01/05      06/30/05       Ratio         Period*
--------------------------------------------------------------------------------
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA           $1,000.00    $  974.90       1.95%          $ 9.55
Class A             $1,000.00    $  976.50       1.95%          $ 9.56
Class B             $1,000.00    $  972.00       2.69%          $13.15
Class C             $1,000.00    $  970.70       2.73%          $13.34

HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00    $1,015.12       1.95%          $ 9.74
Class A             $1,000.00    $1,015.12       1.95%          $ 9.74
Class B             $1,000.00    $1,011.46       2.69%          $13.42
Class C             $1,000.00    $1,011.26       2.73%          $13.61
* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

Financial Services ................................  12.7%
Health Care .......................................  12.2%
Equipment and Supplies ............................   9.5%
Energy and Utilities ..............................   9.2%
Electronics .......................................   8.5%
Telecommunications ................................   7.2%
Metals and Mining .................................   4.8%
Automotive: Parts and Accessories .................   4.6%
Business Services .................................   3.7%
Communications Equipment ..........................   3.0%
Real Estate .......................................   2.8%
Diversified Industrial ............................   2.8%
Hotels and Gaming .................................   2.7%
Broadcasting ......................................   2.7%
Agriculture .......................................   2.6%
Retail ............................................   2.2%
Entertainment .....................................   2.0%
Consumer Products .................................   1.5%
Food and Beverage .................................   1.4%
Automotive ........................................   1.3%
Paper and Forest Products .........................   0.7%
Other Assets and Liabilities - Net ................   1.9%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.



--------------------------------------------------------------------------------
The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays distributions quarterly and identifies that portion of the distribution from net investment income, capital gains and paid-in capital. The actual source of the distribution is determined after the end of the year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future. For the period January 1, 2000 through May 20, 2005, the Fund paid $0.10 per share on a monthly basis. On May 20, 2005, the Board of Directors announced a change in the distribution policy. The Fund currently intends to pay $0.03 per share on a quarterly basis in March, June, September and December.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                       MARKET
     AMOUNT                                        COST            VALUE
     ------                                        ----            -----

                 CONVERTIBLE CORPORATE BONDS -- 73.6%
                 AGRICULTURE -- 2.6%
  $  200,000     Bunge Ltd. Financial Corp., Cv.,
                   3.750%, 11/15/22 .......   $   206,599     $   396,000
                                              -----------     -----------
                 AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.6%
  40,000,000(b)  Futaba Industrial Co. Ltd., Cv.,
                   Zero Coupon, 09/30/09 ..       383,559         396,009
     125,000     Standard Motor Products Inc.,
                   Sub. Deb. Cv.,
                   6.750%, 07/15/09 .......       125,000         118,750
  20,000,000(b)  Suzuki Motor Corp., Cv.,
                   Zero Coupon, 03/31/10 ..       214,477         193,594
                                              -----------     -----------
                                                  723,036         708,353
                                              -----------     -----------
                 BUSINESS SERVICES -- 3.7%
     200,000     Keane Inc., Sub. Deb. Cv.,
                   2.000%, 06/15/13 .......       212,873         192,000
     253,200(c)  SR Teleperformance, Cv.,
                   3.250%, 01/01/08 .......       369,708         368,269
                                              -----------     -----------
                                                  582,581         560,269
                                              -----------     -----------
                 COMMUNICATIONS EQUIPMENT -- 3.0%
     450,000     Agere Systems Inc., Sub. Deb. Cv.,
                   6.500%, 12/15/09 .......       481,695         455,625
                                              -----------     -----------
                 CONSUMER PRODUCTS -- 1.5%
     170,000     Church & Dwight Co. Inc., Deb. Cv.,
                   5.250%, 08/15/33 .......       201,055         225,887
                                              -----------     -----------
                 DIVERSIFIED INDUSTRIAL -- 1.4%
     400,000     Roper Industries Inc., Cv.,
                   1.481%, 01/15/34 .......       169,077         208,500
                                              -----------     -----------
                 ELECTRONICS -- 8.5%
     250,000     Asia Optical Co., Cv.,
                   Zero Coupon, 10/14/08 ..       286,235         277,478
  40,000,000(b)  Hamamatsu Photonics KK, Cv.,
                   Zero Coupon, 09/30/09 ..       425,893         393,540
     300,000     Hon Hai Precision Industry
                   Co. Ltd., Cv.,
                   Zero Coupon, 08/08/08 ..       346,465         382,812
  20,000,000(b)  Ibiden Co. Ltd., Cv.,
                   Zero Coupon, 09/30/14 ..       210,071         254,046
                                              -----------     -----------
                                                1,268,664       1,307,876
                                              -----------     -----------
                 ENERGY AND UTILITIES -- 0.6%
     100,000     Hanover Compressor Co., Cv.,
                   4.750%, 03/15/08 .......        95,115          96,500
                                              -----------     -----------

   PRINCIPAL                                                       MARKET
     AMOUNT                                        COST            VALUE
     ------                                        ----            -----

                 ENTERTAINMENT -- 2.0%
  $  200,000     Liberty Media Corp., Deb. Cv.,
                   3.250%, 03/15/31 .......   $   189,153     $   154,000
     200,000     Liberty Media Corp., Deb. Cv.,
                   3.250%, 03/15/31 (a) ...       200,000         154,000
                                              -----------     -----------
                                                  389,153         308,000
                                              -----------     -----------
                 EQUIPMENT AND SUPPLIES -- 9.5%
  40,000,000(b)  Central Glass Co. Ltd., Cv.,
                   Zero Coupon, 03/31/10 ..       414,616         375,079
     248,850(c)  Compagnie  de  Saint-Gobain,
                   Cv., 2.625%, 01/01/07 ..       340,279         314,072
     375,000     Cooper Cameron Corp., Cv.,
                   1.500%, 05/15/24 .......       402,014         414,375
  35,000,000(b)  Mimasu Semiconductor Industry
                   Co. Ltd., Cv.,
                   Zero Coupon, 11/30/07 ..       378,965         348,923
                                              -----------     -----------
                                                1,535,874       1,452,449
                                              -----------     -----------
                 FINANCIAL SERVICES -- 10.6%
     200,000(c)  Bank Austria Creditanstalt,
                   Cv., 1.250%, 01/15/07 ..       330,513         386,698
     350,000     Chinatrust Financial Holding
                   Co. Ltd., Cv.,
                   Zero Coupon, 07/08/07 ..       490,020         440,410
     100,000(d)  Forester Ltd., Cv.,
                   3.750%, 11/12/09 .......       191,702         218,583
  25,000,000(b)  Lopro Corp., Cv.,
                   Zero Coupon, 11/06/06 ..       277,780         292,704
     250,000     Repcon Luxembourg SA, Cv.,
                   4.500%, 01/26/11 .......       297,210         293,211
                                              -----------     -----------
                                                1,587,225       1,631,606
                                              -----------     -----------
                 FOOD AND BEVERAGE -- 1.4%
     117,700(c)  Pernod Ricard SA, Cv.,
                   2.500%, 01/01/08 .......       160,110         221,611
                                              -----------     -----------
                 HEALTH CARE -- 10.3%
     375,000     Fisher Scientific International
                   Inc., Sub. Deb. Cv.,
                   3.250%, 03/01/24 .......       416,091         390,000
     350,000     LabOne Inc., Cv.,
                   3.500%, 06/15/34 .......       383,097         415,625
     250,000     Manor Care Inc., Cv.,
                   2.625%, 04/15/23 .......       305,626         335,625
  40,000,000(b)  Rohto Pharmaceutical Co., Cv.,
                   Zero Coupon, 09/30/08 ..       443,897         432,721
                                              -----------     -----------
                                                1,548,711       1,573,971
                                              -----------     -----------
                 HOTELS AND GAMING -- 2.7%
     200,000(d)  Hilton Group Finance
                 Jersey Ltd., Cv.,
                   3.375%, 10/02/10 .......       404,674         420,016
                                              -----------     -----------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                       MARKET
     AMOUNT                                        COST            VALUE
     ------                                        ----            -----

                 CONVERTIBLE CORPORATE BONDS (CONTINUED)
                 METALS AND MINING -- 2.0%
  $  300,000     Agnico-Eagle Mines Ltd.,
                 Sub. Deb. Cv.,
                   4.500%, 02/15/12 .......   $   319,655     $   302,250
                                              -----------     -----------
                 REAL ESTATE -- 2.8%
  20,000,000(b)  Heiwa Real Estate, Cv.,
                   Zero Coupon, 06/24/08 ..       198,075         194,572
  26,000,000(b)  Mitsui Fudosan Co. Ltd., Cv.,
                   Zero Coupon, 07/30/10 ..       276,283         241,792
                                              -----------     -----------
                                                  474,358         436,364
                                              -----------     -----------
                 RETAIL -- 2.2%
  30,000,000(b)  Kasumi Co. Ltd., Cv.,
                   1.100%, 02/28/07 .......       301,868         331,011
                                              -----------     -----------
                 TELECOMMUNICATIONS -- 4.2%
     150,000(d)  Cable & Wireless plc, Cv.,
                   4.000%, 07/16/10 .......       264,892         308,799
     225,000     Harris Corp., Deb. Cv.,
                   3.500%, 08/15/22 .......       229,637         328,219
                                              -----------     -----------
                                                  494,529         637,018
                                              -----------     -----------
                 TOTAL CONVERTIBLE
                   CORPORATE BONDS ........    10,943,979      11,273,306
                                              -----------     -----------
                 CORPORATE BONDS -- 1.4%
                 DIVERSIFIED INDUSTRIAL -- 1.4%
     197,518(c)  Elektrim Finance BV,
                   2.000%, 12/15/05 .......       195,663         209,150
                                              -----------     -----------
    SHARES
    ------
                 CONVERTIBLE PREFERRED STOCKS -- 23.1%
                 AUTOMOTIVE -- 1.3%
      11,000     General Motors Corp.,
                 5.250% Cv. Pfd., Ser. B          252,935         204,160
                                              -----------     -----------
                 BROADCASTING -- 2.7%
      10,000     Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A          462,275         418,300
                                              -----------     -----------
                 ENERGY AND UTILITIES -- 8.6%
       1,500     Arch Coal Inc.,
                   5.000% Cv. Pfd. ........        86,625         198,750
       4,000     Chesapeake Energy Corp.,
                   5.000% Cv. Pfd. (a) ....       401,281         460,000
       6,500     FPL Group Inc.,
                   8.000% Cv. Pfd., Ser. B        366,730         419,965
       5,000     Hanover Compressor Capital Trust,
                   7.250% Cv. Pfd. ........       241,250         238,750
                                              -----------     -----------
                                                1,095,886       1,317,465
                                              -----------     -----------

                                                                   MARKET
     SHARES                                         COST            VALUE
     ------                                         ----            -----

                 FINANCIAL SERVICES -- 2.1%
       2,000     Doral Financial Corp.,
                   4.750% Cv. Pfd. ........   $   445,000     $   326,000
                                              -----------     -----------
                 HEALTH CARE -- 1.9%
       5,000     Omnicare Inc.,
                   4.000% Cv. Pfd., Ser. B        254,375         290,000
                                              -----------     -----------
                 METALS AND MINING -- 2.8%
         470     Freeport-McMoRan Copper
                     & Gold Inc.,
                   5.500% Cv. Pfd. ........       445,325         435,161
                                              -----------     -----------
                 PAPER AND FOREST PRODUCTS -- 0.7%
       2,000     Amcor Ltd.,
                   7.250% Cv. Pfd. ........        94,000         105,250
                                              -----------     -----------
                 TELECOMMUNICATIONS -- 3.0%
      10,000     Cincinnati Bell Inc.,
                   6.750% Cv. Pfd., Ser. B        380,500         451,000
                                              -----------     -----------
                 TOTAL CONVERTIBLE
                   PREFERRED STOCKS .......     3,430,296       3,547,336
                                              -----------     -----------
                 TOTAL
                   INVESTMENTS -- 98.1% ...   $14,569,938      15,029,792
                                              ===========
                 OTHER ASSETS AND LIABILITIES (NET) -- 1.9%       293,318
                                                              -----------
                 NET ASSETS -- 100.0% ......................  $15,323,110
                                                              ===========
----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of Rule 144A securities amounted to $614,000 or 4.01% of total net assets. These securities have been deemed by the Board of Directors to be liquid securities.
(b)  Principal amount denoted in Japanese Yen.
(c)  Principal amount denoted in Euros.
(d)  Principal amount denoted in British Pounds.

                                       % OF
                                      MARKET            MARKET
GEOGRAPHIC DIVERSIFICATION             VALUE            VALUE
--------------------------            -------          --------
North America                           50.8%        $ 7,629,442
Japan                                   23.0           3,453,991
Europe                                  18.2           2,740,409
Asia/Pacific                             8.0           1,205,950
                                       ------        -----------
                                       100.0%        $15,029,792
                                       ======        ===========


                 See accompanying notes to financial statements.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $14,569,938) ...............    $15,029,792
  Foreign currency, at value (cost $27) ..................             25
  Receivable for investments sold ........................        535,994
  Dividends and interest receivable ......................         92,534
  Receivable for Fund shares sold ........................             15
  Other assets ...........................................            970
                                                              -----------
  TOTAL ASSETS ...........................................     15,659,330
                                                              -----------
LIABILITIES:
  Payable to custodian ...................................        274,564
  Payable for shareholder communications fees ............         16,169
  Payable for investment advisory fees ...................         12,732
  Payable for distribution fees ..........................          3,535
  Other accrued expenses .................................         29,220
                                                              -----------
  TOTAL LIABILITIES ......................................        336,220
                                                              -----------
  NET ASSETS applicable to 2,704,283
    shares outstanding ...................................    $15,323,110
                                                              ===========
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .....................    $     2,704
  Additional paid-in capital .............................     15,379,271
  Accumulated net realized loss on investments
    and foreign currency transactions ....................       (516,943)
  Net unrealized appreciation on investments .............        459,854
  Net unrealized depreciation on foreign
    currency translations ................................         (1,776)
                                                              -----------
  NET ASSETS .............................................    $15,323,110
                                                              ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($14,594,523 / 2,574,133 shares
    outstanding; 75,000,000 shares authorized
    of $0.001 par value) .................................          $5.67
                                                                    =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($464,909 / 81,869 shares outstanding;
    50,000,000 shares authorized of $0.001
    par value) ...........................................          $5.68
                                                                    =====
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...............................          $6.03
                                                                    =====
  CLASS B:
  Net Asset Value and offering price per share
    ($72,021 / 13,317 shares outstanding;
    25,000,000 shares authorized of $0.001
    par value) ...........................................          $5.41(a)
                                                                    =====
  CLASS C:
  Net Asset Value and offering price per share
    ($191,657 / 34,964 shares outstanding;
    25,000,000 shares authorized of $0.001
    par value) ...........................................          $5.48(a)
                                                                    =====
----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,075) .............    $   110,059
  Interest ...............................................        166,211
                                                              -----------
  TOTAL INVESTMENT INCOME ................................        276,270
                                                              -----------
EXPENSES:
  Investment advisory fees ...............................        100,441
  Distribution fees -- Class AAA .........................         24,103
  Distribution fees -- Class A ...........................            707
  Distribution fees -- Class B ...........................            585
  Distribution fees -- Class C ...........................            616
  Shareholder communications expenses ....................         20,479
  Shareholder services fees ..............................         14,502
  Registration fees ......................................         11,559
  Legal and audit fees ...................................         11,531
  Custodian fees .........................................          8,476
  Directors' fees ........................................          1,252
  Interest expense .......................................          1,073
  Miscellaneous expenses .................................          3,086
                                                              -----------
  TOTAL EXPENSES .........................................        198,410
  Expense reimbursement (see Note 3) .....................           (729)
  Less: Custodian fees credits ...........................           (865)
                                                              -----------
  TOTAL NET EXPENSES .....................................        196,816
                                                              -----------
  NET INVESTMENT INCOME ..................................         79,454
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .......................        985,622
  Net realized gain on foreign currency
    transactions .........................................        394,885
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ........................     (2,152,056)
                                                              -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .....................       (771,549)
                                                              -----------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................    $  (692,095)
                                                              ===========


                 See accompanying notes to financial statements.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2005         YEAR ENDED
                                                                                   (UNAUDITED)       DECEMBER 31, 2004
                                                                                -----------------    -----------------
OPERATIONS:
  Net investment income ........................................................   $    79,454         $   194,040
  Net realized gain on investments and foreign currency transactions ...........     1,380,507           1,239,372
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ..............................................    (2,152,056)            628,898
                                                                                   -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............      (692,095)          2,062,310
                                                                                   -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..................................................................       (72,899)           (329,698)
    Class A ....................................................................        (2,091)             (4,835)
    Class B ....................................................................          (462)             (2,170)
    Class C ....................................................................          (393)             (1,316)
                                                                                   -----------         -----------
                                                                                       (75,845)           (338,019)
                                                                                   -----------         -----------
  Net realized gains
    Class AAA ..................................................................    (1,326,885)*        (1,071,095)
    Class A ....................................................................       (38,060)*           (15,708)
    Class B ....................................................................        (8,409)*            (7,049)
    Class C ....................................................................        (7,153)*            (4,276)
                                                                                   -----------         -----------
                                                                                    (1,380,507)         (1,098,128)
                                                                                   -----------         -----------
  Return of Capital
    Class AAA ..................................................................       (64,339)*        (1,990,268)
    Class A ....................................................................        (1,838)*           (29,187)
    Class B ....................................................................          (408)*           (13,098)
    Class C ....................................................................          (354)*            (7,945)
                                                                                   -----------         -----------

                                                                                       (66,939)         (2,040,498)
                                                                                   -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................    (1,523,291)         (3,476,645)
                                                                                   -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..................................................................    (3,644,802)          4,461,404
    Class A ....................................................................       (74,213)            516,340
    Class B ....................................................................       (46,859)             75,271
    Class C ....................................................................       103,880              59,788
                                                                                   -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ........    (3,661,994)          5,112,803
                                                                                   -----------         -----------
  REDEMPTION FEES ..............................................................        24,597               3,506
                                                                                   -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................    (5,852,783)          3,701,974
NET ASSETS:
  Beginning of period ..........................................................    21,175,893          17,473,919
                                                                                   -----------         -----------
  End of period ................................................................   $15,323,110         $21,175,893
                                                                                   ===========         ===========

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Global Convertible Securities Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Premiums and discounts on debt securities are amortized using the yield to maturity method. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $140,370 and to decrease accumulated net realized loss on investments and foreign currency transactions by $942,301, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

                                                                  YEAR ENDED
                                                               DECEMBER 31, 2004
                                                               -----------------
          DISTRIBUTIONS PAID FROM:
          Ordinary income (inclusive of short term
            capital gains) .....................................  $1,436,147
          Non taxable return of capital ........................   2,040,498
                                                                  ----------
          Total distributions paid .............................  $3,476,645
                                                                  ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Capital loss carryforward ............................   $(502,405)
          Net unrealized appreciation on investments, foreign
            receivables and payables ...........................   2,610,134
          Other temporary differences ..........................     (18,147)
                                                                  ----------
          Total accumulated gain ...............................  $2,089,582
                                                                  ==========

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $502,405 which are available to reduce future required distributions of net capital gains to shareholders. However, to the extent that distributions are in excess of net investment company taxable income and/or net capital gain, a portion of such excess may be deemed taxable to the extent of the Fund's earnings and profits for the taxable year. $502,405 is available through 2010. For the year ended December 31, 2004, the Fund utilized net capital loss carryforwards of $1,098,128.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                                          GROSS              GROSS         NET UNREALIZED
                                                       UNREALIZED         UNREALIZED        APPRECIATION/
                                          COST        APPRECIATION       DEPRECIATION      (DEPRECIATION)
                                          ----        ------------       ------------      --------------
          Investments                  $14,569,938     $1,124,106         $(664,252)          $459,854

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates. The Adviser has voluntarily agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of interest expense) of 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, Class A, Class B and Class C, respectively. For the six months ended June 30, 2005, the Adviser reimbursed the Fund in the amount of $729. Such amount is not recoverable in future fiscal years.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $6,552,358 and $11,665,744, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $1,825 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2005, there was a balance of $275,000 outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2005 was $190,822 with a weighted average interest rate of 3.69%. The maximum amount borrowed at any time during the six months ended June 30, 2005 was $1,920,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $24,597.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2005                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2004
                                                     ----------------------------      ---------------------------
                                                       SHARES            AMOUNT          SHARES           AMOUNT
                                                      --------          --------        --------          --------
                                                                CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .......................................     846,291       $ 5,012,687       1,621,450      $10,337,026
Shares issued upon reinvestment of dividends ......     213,471         1,239,748         482,014        3,037,994
Shares redeemed ...................................  (1,737,120)       (9,897,237)     (1,404,805)      (8,913,616)
                                                     ----------       -----------      ----------      -----------
  Net increase (decrease) .........................    (677,358)      $(3,644,802)        698,659      $ 4,461,404
                                                     ==========       ===========      ==========      ===========
                                                                CLASS A                           CLASS A
                                                     ---------------------------       ---------------------------
Shares sold .......................................      13,410       $    76,309          87,249       $  546,490
Shares issued upon reinvestment of dividends ......       1,952            11,369           3,755           23,269
Shares redeemed ...................................     (28,942)         (161,891)         (8,221)         (53,419)
                                                     ----------       -----------      ----------      -----------
  Net increase (decrease) .........................     (13,580)      $   (74,213)         82,783       $  516,340
                                                     ==========       ===========      ==========      ===========

                                                                CLASS B                           CLASS B
                                                     ---------------------------       ---------------------------
Shares sold .......................................          --                --          10,388      $    66,681
Shares issued upon reinvestment of dividends ......         594       $     3,304           1,567            9,539
Shares redeemed ...................................      (9,371)          (50,163)           (159)            (949)
                                                     ----------       -----------      ----------      -----------
  Net increase (decrease) .........................      (8,777)      $   (46,859)         11,796      $    75,271
                                                     ==========       ===========      ==========      ===========
                                                                CLASS C                           CLASS C
                                                     ---------------------------       ---------------------------
Shares sold .......................................      23,314       $   125,405           9,896      $    61,575
Shares issued upon reinvestment of dividends ......         928             5,186           1,486            9,073
Shares redeemed ...................................      (4,849)          (26,711)         (1,689)         (10,860)
                                                     ----------       -----------      ----------      -----------
  Net increase ....................................      19,393       $   103,880           9,693      $    59,788
                                                     ==========       ===========      ==========      ===========

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           INCOME
                                 FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                          ----------------------------------------   -------------------------------------------------
                                             Net
              Net Asset       Net       Realized and      Total                      Net
  Period        Value,    Investment     Unrealized        from         Net       Realized     Return
   Ended      Beginning     Income     Gain (Loss) on   Investment   Investment    Gain on       of         Total
December 31   of Period    (Loss)(h)     Investments    Operations     Income    Investments   Capital   Distributions
-----------   ---------   ----------    -------------   ----------   ---------   -----------   -------   -------------
CLASS AAA
  2005(i)       $6.26       $0.02         $(0.19)        $(0.17)      $(0.02)      $(0.39)     $(0.02)     $(0.43)
  2004           6.77        0.07           0.62           0.69        (0.12)       (0.38)      (0.70)      (1.20)
  2003           6.66        0.07           1.24           1.31        (0.11)          --       (1.09)      (1.20)
  2002           8.29        0.07          (0.50)         (0.43)       (0.04)          --       (1.16)      (1.20)
  2001          10.86       (0.09)         (1.28)         (1.37)          --        (0.00)(d)   (1.20)      (1.20)
  2000          13.88       (0.54)         (1.28)         (1.82)          --        (1.20)         --       (1.20)
CLASS A
  2005(i)       $6.26       $0.02         $(0.18)        $(0.16)      $(0.02)      $(0.39)     $(0.02)     $(0.43)
  2004           6.77        0.09           0.60           0.69        (0.11)       (0.36)      (0.73)      (1.20)
  2003           6.66        0.07           1.24           1.31        (0.11)          --       (1.09)      (1.20)
  2002           8.28        0.07          (0.49)         (0.42)       (0.04)          --       (1.16)      (1.20)
  2001(b)       10.27       (0.09)         (1.10)         (1.19)          --        (0.00)(d)   (0.80)      (0.80)
CLASS B
  2005(i)       $6.01       $0.00(d)      $(0.18)        $(0.18)      $(0.02)      $(0.39)     $(0.02)     $(0.43)
  2004           6.59        0.03           0.59           0.62        (0.10)       (0.34)      (0.76)      (1.20)
  2003           6.55        0.03           1.21           1.24        (0.07)          --       (1.13)      (1.20)
  2002           8.23        0.02          (0.50)         (0.48)       (0.04)          --       (1.16)      (1.20)
  2001(a)       10.04       (0.16)         (0.75)         (0.91)          --        (0.00)(d)   (0.90)      (0.90)
CLASS C
  2005(i)       $6.09       $0.01         $(0.20)        $(0.19)      $(0.02)      $(0.39)     $(0.02)     $(0.43)
  2004           6.66        0.03           0.60           0.63        (0.10)       (0.34)      (0.76)      (1.20)
  2003           6.61        0.03           1.22           1.25        (0.07)          --       (1.13)      (1.20)
  2002           8.27        0.02          (0.48)         (0.46)       (0.04)          --       (1.16)      (1.20)
  2001(c)        8.58       (0.14)          0.03          (0.11)          --        (0.00)(d)   (0.20)      (0.20)





                                                                          RATIOS TO AVERAGE
                                                                    NET ASSETS/SUPPLEMENTAL DATA
                                      --------------------------------------------------------------------------------------

                            Net Asset          Net Assets      Net         Operating            Operating
  Period                      Value,             End of     Investment      Expenses             Expenses            Portfolio
   Ended        Redemption   End of   Total      Period       Income         Before                Net of             Turnover
December 31       Fees(h)    Period   Return+   (in 000's)    (Loss)      Reimbursement(j)   Reimbursement(e)(f)(j)     Rate
-----------    -----------  --------  -------   ----------  ----------    ----------------   ----------------------  ----------
CLASS AAA
  2005(i)         $0.01$      5.67     (2.5)%    $14,594       0.80%(g)       1.97%(g)              1.96%(g)             34%
  2004             0.00(d)    6.26     11.7       20,350       1.06           2.06                  2.01                 60
  2003             0.00(d)    6.77     21.5       17,281       1.12           2.07                  2.01                 54
  2002               --       6.66     (4.9)       9,316       0.97           2.83                  2.83                 33
  2001               --       8.29    (13.2)       8,288      (0.93)          2.69                  2.69                 49
  2000               --      10.86    (14.0)      10,552      (3.19)          2.64                  2.64                 89
CLASS A
  2005(i)         $0.01     $ 5.68     (2.4)%     $  465       0.82%(g)       1.97%(g)              1.96%(g)             34%
  2004             0.00(d)    6.26     11.6          598       1.41           2.06                  2.01                 60
  2003             0.00(d)    6.77     21.5           86       1.12           2.07                  2.01                 54
  2002               --       6.66     (4.7)           2       0.97           2.83                  2.83                 33
  2001(b)            --       8.28    (13.3)           9      (0.93)(g)       2.69(g)               2.69(g)              49
CLASS B
  2005(i)         $0.01     $ 5.41     (2.8)%     $   72       0.01%(g)       2.71%(g)              2.70%(g)             34%
  2004             0.00(d)    6.01     10.8          133       0.45           2.81                  2.76                 60
  2003             0.00(d)    6.59     20.7           68       0.37           2.82                  2.76                 54
  2002               --       6.55     (5.6)          24       0.22           3.58                  3.58                 33
  2001(a)            --       8.23    (13.8)           6      (1.68)(g)       3.44(g)               3.44(g)              49
CLASS C
  2005(i)         $0.01     $ 5.48     (2.9)%     $  192       0.30%(g)       2.76%(g)              2.74%(g)              34%
  2004             0.00(d)    6.09     10.9           95       0.44           2.81                  2.76                  60
  2003             0.00(d)    6.66     20.7           39       0.37           2.82                  2.76                  54
  2002               --       6.61     (5.3)          13       0.22           3.58                  3.58                  33
  2001(c)            --       8.27    (13.5)           0      (1.68)(g)       3.44(g)               3.44(g)               49

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From March 28, 2001, the date shares were continuously outstanding.
(b) From May 2, 2001, the date shares were continuously outstanding. Class A shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A for the period ending December 31, 2000, as the information for this period is not considered meaningful.
(c)  From November 26, 2001, the date shares were continuously outstanding.
(d)  Amount represents less than $0.005 per share.
(e) The Fund incurred interest expense during the six months ended June 30, 2005 and years ended December 31, 2004, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.94%, 2.00%, 2.00%, 2.82% and 2.67% (Class
     AAA), 1.94%,  2.00%, 2.00%, 2.82% and 2.67% (Class A), 2.68%, 2.75%, 2.75%,
     3.57% and 3.42% (Class B) and 2.72%,  2.75%,  2.75%, 3.57% and 3.42% (Class
     C), respectively.
(f) The Fund incurred interest expense during the year ended December 31, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.46%.
(g)  Annualized.
(h) Per share amounts have been calculated using the average shares outstanding method.
(i)  For the six months ended June 30, 2005; unaudited.
(j) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the six months ended June 30, 2005 would have been 1.95% (Class AAA), 1.95% (Class A), 2.69%(Class B) and 2.73% (Class C), respectively.

                See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Global Series Funds, Inc.
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                       Net Asset Value available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                  John D. Gabelli
CHAIRMAN AND CHIEF                     SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                      GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                         Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.              DEUTSCHE BUNDESBANK

Anthony J. Colavita                    Werner J. Roeder, MD
ATTORNEY-AT-LAW                        MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.              LAWRENCE HOSPITAL

Arthur V. Ferrara                      Anthonie C. van Ekris
FORMER CHAIRMAN AND                    MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                     Salvatore J.Zizza
                                       CHAIRMAN
                                       HALLMARK ELECTRICAL SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                        James E. McKee
PRESIDENT AND TREASURER                SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB441Q205SR

                                                               [GRAPHIC OMITTED]
                                                                Mario J. Gabelli

THE
GABELLI
GLOBAL
CONVERTIBLE
SECURITIES
FUND




                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

                         THE GABELLI GLOBAL GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,

      During the second quarter of 2005, the Gabelli Global Growth Fund (the "Fund") was up 0.8%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Index and the Lipper Global Multi-Cap Growth Fund Average rose 0.8% and 1.3%. For the six-month period ended June 30, 2005, the Fund was up 0.1% versus declines of 0.1% and 0.3% for the MSCI AC World Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                ------------------------------------------------

                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (2/7/94)
                                              -------    ----      ------    ------     ------    -------   --------
  GABELLI GLOBAL GROWTH FUND CLASS AAA .....  0.84%      0.06%     12.51%    12.16%    (9.20)%    10.14%     9.99%

  MSCI AC World Index ......................  0.81      (0.05)     11.71     11.16     (1.26)      7.31      6.99
  Lipper Global Multi-Cap Growth
    Fund Average ...........................  1.34      (0.29)     10.62     10.37     (0.97)      9.74      8.36

  Class A ..................................  0.84       0.00      12.49     12.17     (9.18)     10.15     10.00
                                             (4.96)(b)  (5.76)(b)   6.00(b)   9.98(b) (10.25)(b)   9.50(b)   9.43(b)

  Class B ..................................  0.70      (0.34)     11.65     11.34     (9.84)      9.74      9.65
                                             (4.30)(c)  (5.33)(c)   6.65(c)  10.53(c) (10.20)(c)   9.74(c)   9.65(c)

  Class C ..................................  0.64      (0.35)     11.62     11.33     (9.90)      9.71      9.61
                                             (0.36)(c)  (1.34)(c)  10.62(c)  11.33(c)  (9.90)(c)   9.71(c)   9.61(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON MARCH 2, 2000, MAY 5, 2000 AND MARCH 12, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                 Beginning        Ending     Annualized    Expenses
               Account Value  Account Value    Expense   Paid During
                 01/01/05        06/30/05       Ratio       Period*
-------------------------------------------------------------------
GABELLI GLOBAL GROWTH FUND
-------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00    $1,000.60      1.85%       $ 9.18
Class A            $1,000.00    $1,000.00      1.85%       $ 9.17
Class B            $1,000.00    $  996.60      2.60%       $12.87
Class C            $1,000.00    $  996.50      2.60%       $12.87

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00    $1,015.62      1.85%       $ 9.25
Class A            $1,000.00    $1,015.62      1.85%       $ 9.25
Class B            $1,000.00    $1,011.90      2.60%       $12.97
Class C            $1,000.00    $1,011.90      2.60%       $12.97

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.



THE GABELLI GLOBAL GROWTH FUND


Health Care .....................................    14.1%
Financial Services ..............................    11.1%
Energy and Utilities ............................     7.6%
Food and Beverage ...............................     7.3%
Electronics .....................................     7.0%
Retail ..........................................     5.7%
Computer Software and Services ..................     5.6%
Diversified Industrial ..........................     5.4%
Consumer Products ...............................     4.5%
Entertainment ...................................     3.7%
Metals and Mining ...............................     3.6%
Building and Construction .......................     3.6%
Telecommunications ..............................     2.8%
Wireless Communications .........................     2.3%
Equipment and Supplies ..........................     2.2%
U.S. Government Obligations .....................     2.1%
Broadcasting ....................................     2.1%
Machinery .......................................     2.1%
Aerospace .......................................     1.9%
Cable and Satellite .............................     1.5%
Business Services ...............................     1.4%
Hotels and Gaming ...............................     0.7%
Publishing ......................................     0.7%
Consumer Services ...............................     0.5%
Chemicals and Allied Products ...................     0.5%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS -- 97.9%
             AEROSPACE -- 1.9%
      8,358  Northrop Grumman Corp. .... $    431,525    $    461,779
     30,000  United Technologies Corp...    1,464,138       1,540,500
                                         ------------    ------------
                                            1,895,663       2,002,279
                                         ------------    ------------
             BROADCASTING -- 2.1%
     10,000  Lagardere SCA (a) .........      580,842         738,694
     60,000  Mediaset SpA (a) ..........      649,030         705,675
      5,200  Nippon Television
               Network Corp. (a) .......      771,307         706,110
                                         ------------    ------------
                                            2,001,179       2,150,479
                                         ------------    ------------
             BUILDING AND CONSTRUCTION -- 3.6%
     20,000  CRH plc (a) ...............      482,219         525,890
     15,000  Fomento de Construcciones y
               Contratas SA (a) ........      402,698         843,469
     10,000  Koninklijke BAM
               Groep NV (a) ............      299,785         661,655
     50,000  Sekisui House Ltd. (a) ....      522,442         502,511
     10,000  Technip SA (a) ............      312,582         463,945
     15,000  Wienerberger AG (a) .......      487,392         695,987
                                         ------------    ------------
                                            2,507,118       3,693,457
                                         ------------    ------------
             BUSINESS SERVICES -- 1.4%
     10,000  SAP AG, ADR ...............      452,250         433,000
     16,000  Secom Co. Ltd. (a) ........      620,342         686,472
      5,000  United Parcel Service Inc.,
               Cl. B ...................      341,095         345,800
                                         ------------    ------------
                                            1,413,687       1,465,272
                                         ------------    ------------
             CABLE AND SATELLITE -- 1.5%
     17,500  Comcast Corp., Cl. A+ .....      489,017         537,250
     12,054  Liberty Global Inc., Cl. A+      377,033         562,560
     12,250  Rogers Communications Inc.,
               Cl. B ...................       84,714         401,934
                                         ------------    ------------
                                              950,764       1,501,744
                                         ------------    ------------
             CHEMICALS AND ALLIED PRODUCTS -- 0.5%
     13,000  Shin-Etsu Chemical
               Co. Ltd. (a) ............      458,472         491,870
                                         ------------    ------------
             COMPUTER SOFTWARE AND SERVICES -- 5.6%
     20,000  Adobe Systems Inc. ........      606,026         572,400
     50,000  Cisco Systems Inc.+ .......      981,450         955,500
     20,000  Dell Inc.+.................      838,976         790,200
     10,000  Electronic Arts Inc.+......      518,250         566,100
     40,000  EMC Corp.+.................      524,899         548,400
      2,000  Google Inc., Cl. A+........      436,053         588,300
     50,000  Microsoft Corp. ...........    1,326,810       1,242,000
     15,000  Yahoo! Inc.+...............      532,100         519,750
                                         ------------    ------------
                                            5,764,564       5,782,650
                                         ------------    ------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----
             CONSUMER PRODUCTS -- 4.5%
      9,924  Altadis SA (a) ............ $    166,300      $  415,189
      7,000  Christian Dior SA (a) .....      438,852         541,196
     15,314  Compagnie Financiere
               Richemont AG, Cl. A (a)        443,000         513,484
     17,247  Gallaher Group plc (a) ....      173,860         255,916
      5,000  Harman International
               Industries Inc. .........      445,856         406,800
     27,000  Luxottica Group SpA (a) ...      477,982         557,893
     20,000  Procter & Gamble Co. ......    1,098,960       1,055,000
      6,000  Swatch Group AG, Cl. B (a)       627,331         840,287
                                         ------------    ------------
                                            3,872,141       4,585,765
                                         ------------    ------------
             CONSUMER SERVICES -- 0.5%
     15,000  eBay Inc. .................      489,439         495,150
                                         ------------    ------------
             DIVERSIFIED INDUSTRIAL -- 5.4%
     15,000  3M Co. ....................    1,207,841       1,084,500
     25,000  Bouygues SA (a) ...........      822,054       1,033,475
     60,000  General Electric Co. ......    2,208,335       2,079,000
      9,000  ITT Industries Inc. .......      786,992         878,670
     10,000  Rockwell Automation Inc. ..      611,683         487,100
                                         ------------    ------------
                                            5,636,905       5,562,745
                                         ------------    ------------
             ELECTRONICS -- 7.0%
     30,000  Altera Corp.+..............      702,302         594,600
     32,000  Applied Materials Inc. ....      501,160         517,760
     20,000  Broadcom Corp., Cl. A+.....      653,395         710,200
     25,000  Intel Corp. ...............      565,750         651,500
     30,000  Linear Technology Corp. ...    1,168,726       1,100,700
     20,000  Microchip Technology Inc...      572,524         592,400
      5,700  Rohm Co. Ltd. (a) .........      629,994         546,401
      2,070  Samsung Electronics
               Co. Ltd. (a) ............      339,288         980,342
     21,000  Texas Instruments Inc. ....      427,221         589,470
      8,000  Tokyo Electron Ltd. (a) ...      436,931         420,395
     20,000  Xilinx Inc. ...............      648,473         510,000
                                         ------------    ------------
                                            6,645,764       7,213,768
                                         ------------    ------------
             ENERGY AND UTILITIES -- 7.6%
     10,000  Baker Hughes Inc. .........      451,875         511,600
     10,000  BP plc, ADR ...............      582,958         623,800
      4,266  ConocoPhillips ............      104,053         245,252
     11,172  Devon Energy Corp. ........      350,560         566,197
      8,998  Eni SpA (a) ...............      156,722         231,201
      5,000  Eni SpA, ADR ..............      600,384         641,000
      5,000  Equitable Resources Inc. ..      151,564         340,000
     10,000  Murphy Oil Corp. ..........      458,214         522,300
      6,000  Occidental Petroleum Corp..      417,900         461,580
      7,288  Pioneer Natural Resources Co.    185,635         306,679
     10,000  Schlumberger Ltd. .........      633,536         759,400
     15,000  Suncor Energy Inc. ........      507,040         709,800


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
      2,063  Total SA (a) .............. $    356,308    $    482,736
      5,000  Total SA, ADR .............      536,461         584,250
     15,000  Transocean Inc.+...........      607,499         809,550
                                         ------------    ------------
                                            6,100,709       7,795,345
                                         ------------    ------------
             ENTERTAINMENT -- 3.7%
     90,000  Publishing & Broadcasting
               Ltd. (a) ................      502,272       1,014,784
     60,239  Time Warner Inc.+..........      831,264       1,006,594
     14,947  Viacom Inc., Cl. A ........      577,609         481,592
     40,180  Vivendi Universal SA (a) ..    1,057,315       1,259,181
                                         ------------    ------------
                                            2,968,460       3,762,151
                                         ------------    ------------
             EQUIPMENT AND SUPPLIES -- 2.2%
     10,000  Ingersoll-Rand Co. Ltd.,
               Cl. A ...................      803,357         713,500
      2,600  Keyence Corp. (a) .........      544,557         579,613
      3,500  Vallourec SA (a) ..........      317,736       1,006,363
                                         ------------    ------------
                                            1,665,650       2,299,476
                                         ------------    ------------
             FINANCIAL SERVICES -- 11.1%
      4,500  Allianz AG (a) ............      571,134         513,289
     10,000  American Express Co. ......      562,276         532,300
     60,000  Anglo Irish Bank Corp.
               plc (a) .................      141,074         742,802
     30,000  Aviva plc (a) .............      320,646         333,115
     29,039  Bank of Ireland, Ireland (a)     280,066         471,270
     10,000  Bank of Ireland, London (a)      159,392         161,176
     34,000  Citigroup Inc. ............    1,574,640       1,571,820
     10,000  Goldman Sachs Group Inc. ..    1,049,500       1,020,200
     15,000  HSBC Holdings plc, ADR ....    1,289,686       1,194,750
     11,914  Irish Life & Permanent
               plc (a) .................      129,749         208,371
     20,000  Lloyds TSB Group plc (a) ..      163,992         168,900
     19,895  Merrill Lynch & Co. Inc. ..    1,042,319       1,094,424
     85,000  Nikko Cordial Corp. (a) ...      410,077         371,390
     25,316  RAS SpA (a) ...............      461,538         492,008
     25,000  Standard Chartered plc (a)       481,115         455,465
     15,000  State Street Corp. ........      712,853         723,750
     15,000  UBS AG, New York ..........    1,226,314       1,167,750
      2,000  UBS AG, Switzerland (a) ...      136,647         155,910
                                         ------------    ------------
                                           10,713,018      11,378,690
                                         ------------    ------------
             FOOD AND BEVERAGE -- 7.3%
     53,000  Ajinomoto Co. Inc. (a) ....      602,454         588,222
     70,000  Allied Domecq plc (a) .....      615,592         844,855
     18,996  Coca-Cola Hellenic
               Bottling Co. SA (a) .....      385,338         515,133
    150,000  Davide Campari-Milano
               SpA (a) .................      664,503       1,098,734
     77,000  Diageo plc (a) ............      971,581       1,132,745
      6,000  Diageo plc, ADR ...........      326,867         355,800

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

     21,000  General Mills Inc. ........ $    965,079    $    982,590
     20,000  PepsiCo Inc. ..............    1,020,471       1,078,600
      2,500  Pernod-Ricard SA (a) ......      180,871         399,088
     10,000  Starbucks Corp.+...........      551,250         516,600
                                         ------------    ------------
                                            6,284,006       7,512,367
                                         ------------    ------------
             HEALTH CARE -- 14.1%
     20,000  Amgen Inc. ................    1,237,040       1,209,200
     15,000  Caremark Rx Inc.+..........      564,975         667,800
      5,000  Edwards Lifesciences Corp.+      207,924         215,100
     10,000  Eli Lilly & Co. ...........      543,034         557,100
     15,000  Genentech Inc.+............      750,728       1,204,200
     10,000  Genzyme Corp.+.............      578,740         600,900
     40,000  GlaxoSmithKline plc (a) ...      846,223         966,540
     15,000  Hisamitsu Pharmaceutical
               Co. Inc. (a) ............      252,777         398,353
     20,000  Medtronic Inc. ............      947,550       1,035,800
     20,000  Novartis AG (a) ...........      792,163         949,533
     17,776  Pfizer Inc. ...............      515,326         490,262
      6,200  Roche Holding AG (a) ......      495,746         782,298
     15,530  Sanofi-Aventis (a) ........    1,092,100       1,271,878
     40,000  Smith & Nephew plc (a) ....      391,880         393,248
      2,400  Straumann Holding AG (a) ..      504,079         499,499
     20,000  Stryker Corp. .............      912,862         951,200
      4,800  Synthes Inc. (a) ..........      398,130         526,032
     13,000  Takeda Pharmaceutical
               Co. Ltd. (a) ............      553,550         642,822
     15,000  Zimmer Holdings Inc.+......    1,213,549       1,142,550
                                         ------------    ------------
                                           12,798,376      14,504,315
                                         ------------    ------------
             HOTELS AND GAMING -- 0.7%
      8,550  Greek Organization of Football
               Prognostics SA (a) ......      101,078         247,017
    102,011  Hilton Group plc (a) ......      427,567         521,508
                                         ------------    ------------
                                              528,645         768,525
                                         ------------    ------------
             MACHINERY -- 2.1%
     10,000  Caterpillar Inc. ..........      917,950         953,100
     10,000  Deere & Co. ...............      724,210         654,900
      5,000  SMC Corp. (a) .............      530,944         542,066
                                         ------------    ------------
                                            2,173,104       2,150,066
                                         ------------    ------------
             METALS AND MINING -- 3.6%
     25,404  Freeport-McMoRan Copper
               & Gold Inc., Cl. B ......      854,573         951,126
     61,026  Gold Fields Ltd., ADR .....      528,792         692,645
     23,473  Newmont Mining Corp. ......      832,462         916,151
     22,614  Peabody Energy Corp. ......      557,781       1,176,833
                                         ------------    ------------
                                            2,773,608       3,736,755
                                         ------------    ------------
             PUBLISHING -- 0.7%
     40,000  News Corp., Cl. B .........      749,700         674,400
                                         ------------    ------------


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             RETAIL -- 5.7%
     15,000  Bed Bath & Beyond Inc.+.... $    613,399    $    626,700
     10,000  Best Buy Co. Inc. .........      573,945         685,500
     20,000  Coach Inc.+................      509,323         671,400
     20,000  Matsumotokiyoshi
               Co. Ltd. (a) ...........       507,576         544,401
     24,000  Tiffany & Co. .............      765,636         786,240
     10,000  Wal-Mart Stores Inc. ......      535,178         482,000
     20,000  Walgreen Co. ..............      776,502         919,800
     10,000  Whole Foods Market Inc. ...      930,002       1,183,000
                                         ------------    ------------
                                            5,211,561       5,899,041
                                         ------------    ------------
             TELECOMMUNICATIONS -- 2.8%
        115  KDDI Corp. (a) ............      590,072         530,759
     23,000  Sprint Corp. ..............      402,984         577,070
     25,000  TDC A/S (a) ...............      931,760       1,070,414
     80,000  Telecom Italia SpA (a) ....      281,637         249,482
     28,080  Telefonica SA (a) .........      324,908         458,089
                                         ------------    ------------
                                            2,531,361       2,885,814
                                         ------------    ------------
             WIRELESS COMMUNICATIONS -- 2.3%
        330  NTT DoCoMo Inc. (a) .......      599,503         486,205
    350,000  O2 plc+....................      410,107         854,415
     20,000  QUALCOMM Inc. .............      828,388         660,200
     35,000  Telefonica Moviles SA (a)..      351,005         368,832
                                         ------------    ------------
                                            2,189,003       2,369,652
                                         ------------    ------------
             TOTAL COMMON STOCKS .......   88,322,897     100,681,776
                                         ------------    ------------
             RIGHTS -- 0.0%
             DIVERSIFIED INDUSTRIAL -- 0.0%
      3,500  Vallourec SA Rights+.......            0          17,874
                                         ------------    ------------
             WARRANTS -- 0.0%
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
     15,375  Diversinet Corp.+(a)(b) ...            0               0
                                         ------------    ------------

    PRINCIPAL                                                  MARKET
      AMOUNT                                   COST            VALUE
      ------                                   ----            -----
             SHORT-TERM OBLIGATIONS -- 2.1%
             U.S.  GOVERNMENT  OBLIGATIONS  -- 2.1%
 $2,170,000  U.S.  Treasury Bills,
               2.681% to 3.049%++,
               07/07/05 to 09/22/05 .... $  2,160,481    $  2,160,440
                                         ------------    ------------
             TOTAL SHORT-TERM
               OBLIGATIONS .............    2,160,481       2,160,440
                                          -----------    ------------
             TOTAL
               INVESTMENTS -- 100.0% ... $ 90,483,378     102,860,090
                                         ============
             OTHER ASSETS AND LIABILITIES (NET) -- 0.0%       (41,580)
                                                         ------------
             NET ASSETS -- 100.0% ...................... $102,818,510
                                                         ============
----------------
 (a)  Security  fair  valued  under  procedures  established  by  the  Board  of
      Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $37,802,183 or 36.8% of total net assets.
 (b) At June 30, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
                                                                      06/30/05
                                                                      CARRYING
ACQUISITION                               ACQUISITION   ACQUISITION    VALUE
  SHARES   ISSUER                             DATE         COST       PER UNIT
  ------   ------                         -----------   -----------   --------
 15,375    Diversinet Corp. Warrants         03/28/02      $0.00      $0.0000
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt

                                         % OF
                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE        VALUE
--------------------------             --------     --------
North America ........................   55.4%    $ 57,019,724
Europe ...............................   33.5       34,401,506
Japan ................................    7.8        8,037,589
Asia/Pacific .........................    1.9        1,995,126
Latin America ........................    0.7          713,500
South Africa .........................    0.7          692,645
                                        ------    ------------
                                        100.0%    $102,860,090
                                        ======    ============





                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $90,483,378) ... $102,860,090
  Cash .......................................       53,582
  Dividends and interest receivable ..........      181,609
  Receivable for Fund shares sold ............       13,706
  Other assets ...............................        2,647
                                               ------------
  TOTAL ASSETS ...............................  103,111,634
                                               ------------
LIABILITIES:
  Payable for investment advisory fees .......       85,884
  Payable for shareholder services fees ......       54,693
  Payable for shareholder communications fees        51,160
  Payable for distribution fees ..............       21,605
  Other accrued expenses .....................       79,782
                                               ------------
  TOTAL LIABILITIES ..........................      293,124
                                               ------------
  NET ASSETS applicable to 5,716,639
    shares outstanding ....................... $102,818,510
                                               ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ......... $      5,717
  Additional paid-in capital .................  162,919,092
  Accumulated net investment income ..........      197,728
  Accumulated net realized loss on investments
    and foreign currency transactions ........  (72,678,399)
  Net unrealized appreciation on investments     12,376,712
  Net unrealized depreciation on foreign
    currency translations ....................       (2,340)
                                               ------------
  NET ASSETS ................................. $102,818,510
                                               ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($102,058,132 / 5,673,940 shares
    outstanding; 75,000,000 shares authorized
    of $0.001 par value) .....................       $17.99
                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($537,659 / 29,852 shares outstanding;
    50,000,000 shares authorized of $0.001
    par value) ...............................       $18.01
                                                     ======
  Maximum offering price per share (NAV / 0.9425
    based on maximum sales charge of 5.75%
    of the offering price) ...................       $19.11
                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($173,870 / 10,022 shares outstanding;
    25,000,000 shares authorized of $0.001
    par value) ...............................       $17.35(a)
                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($48,849 / 2,825 shares outstanding;
    25,000,000 shares authorized of $0.001
    par value) ...............................       $17.29(a)
                                                     ======

----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $93,153)   $ 1,157,509
  Interest ...................................       25,555
                                                -----------
  TOTAL INVESTMENT INCOME ....................    1,183,064
                                                -----------
EXPENSES:
  Investment advisory fees ...................      533,431
  Distribution fees -- Class AAA .............      132,394
  Distribution fees -- Class A ...............          699
  Distribution fees -- Class B ...............          814
  Distribution fees -- Class C ...............          246
  Shareholder services fees ..................      110,583
  Shareholder communications fees ............       59,330
  Custodian fees .............................       52,884
  Legal and audit fees .......................       30,036
  Registration fees ..........................       19,033
  Directors' fees ............................        6,447
  Interest expense ...........................        1,789
  Miscellaneous expenses .....................       38,274
                                                -----------
  TOTAL EXPENSES .............................      985,960
  Less: Custodian fee credits ................         (624)
                                                -----------
  NET EXPENSES ...............................      985,336
                                                -----------
  NET INVESTMENT INCOME ......................      197,728
                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ...........    4,885,496
  Net realized loss on foreign
    currency transactions ....................       (7,945)
  Net change in unrealized appreciation /
    depreciation on investments and
    foreign currency translations ............   (5,115,990)
                                                -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ......     (238,439)
                                                -----------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................  $   (40,711)
                                                ===========



                 See accompanying notes to financial statements.

                         THE GABELLI GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2005        YEAR ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2004
                                                                                ----------------    -----------------
OPERATIONS:
  Net investment income (loss) .................................................  $    197,728        $   (352,482)
  Net realized gain on investments and foreign currency transactions ...........     4,877,551          14,399,556
  Net change in unrealized appreciation/depreciation of investments and
    foreign currency translations ..............................................    (5,115,990)         (4,360,074)
                                                                                  ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............       (40,711)          9,687,000
                                                                                  ------------        ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..................................................................   (11,911,414)        (28,502,375)
    Class A ....................................................................        42,154              19,605
    Class B ....................................................................        (8,178)            (43,097)
    Class C ....................................................................        (2,927)           (163,342)
                                                                                  ------------        ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...................   (11,880,365)        (28,689,209)
                                                                                  ------------        ------------
  REDEMPTION FEES ..............................................................           748              11,158
                                                                                  ------------        ------------
  NET DECREASE IN NET ASSETS ...................................................   (11,920,328)        (18,991,051)

NET ASSETS:
  Beginning of period ..........................................................   114,738,838         133,729,889
                                                                                  ------------        ------------
  End of period (including undistributed net investment income of
    $197,728 and $0, respectively) .............................................  $102,818,510        $114,738,838
                                                                                  ============        ============


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Global Growth Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994. Prior to January 13, 2000, the Fund's name was The Gabelli Global Interactive Couch Potato(R) Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $352,482 and to increase accumulated net realized loss on investments and foreign currency transactions by $12,575, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

No distributions were made in 2004.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Capital loss carryforward ................................   $(77,207,881)
   Net unrealized appreciation on investments, currency and
     foreign receivables and payables .......................     17,142,293
                                                                ------------
   Total accumulated loss ...................................   $(60,065,588)
                                                                ------------

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $77,207,881, which are available to reduce future required distributions of net capital gains to shareholders. $35,958,694 of loss carryforward is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011. For the year ended December 31, 2004, the Fund utilized capital loss carryforwards of $12,861,048.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                                   GROSS             GROSS        NET UNREALIZED
                                                UNREALIZED        UNREALIZED       APPRECIATION/
                                   COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
                                   ----        ------------      ------------     --------------
   Investments ..............  $90,618,801      $14,833,008      $(2,591,719)       $12,241,289

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $17,915,787 and $30,355,040, respectively.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

6. TRANSACTIONS WITH AFFILIATES. During the the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $1,174 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2005, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2005, was $14,453 with a weighted average interest rate of 3.29%. The maximum amount borrowed at any time during the six months ended June 30, 2005, was $707,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $748.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2004
                                                      ---------------------------      ---------------------------
                                                         SHARES           AMOUNT          SHARES           AMOUNT
                                                        --------        ---------        --------          -------
                                                                CLASS AAA                        CLASS AAA
                                                      ---------------------------      ---------------------------
Shares sold .......................................     145,630      $  2,588,631         303,833      $  4,973,892
Shares redeemed ...................................    (811,592)      (14,500,045)     (2,053,668)      (33,476,267)
                                                       --------      ------------      ----------      ------------
  Net decrease ....................................    (665,962)     $(11,911,414)     (1,749,835)     $(28,502,375)
                                                       ========      ============      ==========      ============
                                                                CLASS A                           CLASS A
                                                      ---------------------------      ---------------------------
Shares sold .......................................       5,184      $     91,200          18,166      $    291,654
Shares redeemed ...................................      (2,707)          (49,046)        (16,659)         (272,049)
                                                       --------      ------------      ----------      ------------
  Net increase ....................................       2,477      $     42,154           1,507      $     19,605
                                                       ========      ============      ==========      ============
                                                                CLASS B                           CLASS B
                                                      ---------------------------      ---------------------------
Shares sold .......................................         833      $     14,593             207      $      3,080
Shares redeemed ...................................      (1,326)          (22,771)         (2,868)          (46,177)
                                                       --------      ------------      ----------      ------------
  Net decrease ....................................        (493)     $     (8,178)         (2,661)     $    (43,097)
                                                       ========      ============      ==========      ============
                                                                CLASS C                           CLASS C
                                                      ---------------------------      ---------------------------
Shares sold .......................................          --                --           4,553      $     69,965
Shares redeemed ...................................        (166)     $     (2,927)        (14,548)         (233,307)
                                                       --------      ------------      ----------      ------------
  Net decrease ....................................        (166)     $     (2,927)         (9,995)     $   (163,342)
                                                       ========      ============      ==========      ============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                              INCOME
                                     FROM INVESTMENT OPERATIONS                     DISTRIBUTIONS
                              -----------------------------------------  -------------------------------------
                                              Net
                Net Asset        Net       Realized and      Total          Net
  Period          Value,      Investment    Unrealized        from        Realized
   Ended        Beginning       Income    Gain/(Loss) on   Investment     Gain on      Paid-in-     Total
December 31     of Period     (Loss) (e)   Investments     Operations    Investments    Capital  Distributions
-----------     ---------    -----------  --------------   ----------    -----------   --------  -------------
CLASS AAA
  2005(g)        $17.98        $ 0.03        $(0.02)        $  0.01           --           --          --
  2004            16.43         (0.05)         1.60            1.55           --           --          --
  2003            11.62         (0.06)         4.86            4.80           --           --          --
  2002            15.45         (0.08)        (3.75)          (3.83)          --           --          --
  2001            20.37         (0.16)        (4.76)          (4.92)          --           --          --
  2000            35.17         (0.29)       (12.92)         (13.21)      $(1.48)      $(0.11)     $(1.59)
CLASS A
  2005(g)        $18.01        $ 0.03        $(0.03)             --           --           --          --
  2004            16.45         (0.05)         1.61         $  1.56           --           --          --
  2003            11.63         (0.06)         4.87            4.81           --           --          --
  2002            15.47         (0.08)        (3.76)          (3.84)          --           --          --
  2001            20.37         (0.16)        (4.74)          (4.90)          --           --          --
  2000(a)         38.80         (0.28)       (16.56)         (16.84)      $(1.48)      $(0.11)     $(1.59)
CLASS B
  2005(g)        $17.41        $(0.03)       $(0.03)        $ (0.06)          --           --          --
  2004            16.02         (0.17)         1.56            1.39           --           --          --
  2003            11.42         (0.16)         4.75            4.59           --           --          --
  2002            15.30         (0.17)        (3.71)          (3.88)          --           --          --
  2001            20.30         (0.29)        (4.71)          (5.00)          --           --          --
  2000(a)         38.80         (0.46)       (16.45)         (16.91)      $(1.48)      $(0.11)     $(1.59)
CLASS C
  2005(g)        $17.35        $(0.03)       $(0.03)        $ (0.06)          --           --          --
  2004            15.97         (0.19)         1.57            1.38           --           --          --
  2003            11.38         (0.16)         4.74            4.58           --           --          --
  2002            15.26         (0.17)        (3.71)          (3.88)          --           --          --
  2001            20.24         (0.28)        (4.70)          (4.98)          --           --          --
  2000(a)         38.80         (0.46)       (16.51)         (16.97)      $(1.48)      $(0.11)     $(1.59)



                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                        -----------------------------------------------------------------

                           Net Asset           Net Assets
  Period                     Value,              End of            Net                          Portfolio
   Ended     Redemption      End of     Total    Period        Investment     Operating          Turnover
December 31    Fees(e)       Period     Return+ (in 000's)    Income (Loss)    Expenses (c)(f)     Rate
-----------  -----------   ---------    ------ -----------    -------------  -----------------  ---------

CLASS AAA
  2005(g)      $0.00(b)      $17.99       0.1%   $102,058         0.37%(d)        1.85%(d)           17%
  2004          0.00(b)       17.98       9.4     114,011        (0.30)           1.82              100
  2003          0.01          16.43      41.4     132,886        (0.45)           1.71               63
  2002            --          11.62     (24.8)    105,034        (0.58)           1.75               82
  2001            --          15.45     (24.2)    178,575        (0.91)           1.75              102
  2000            --          20.37     (37.5)    271,572        (0.95)           1.60               93
CLASS A
  2005(g)      $0.00(b)      $18.01       0.0%   $    538         0.37%(d)        1.85%(d)           17%
  2004          0.00(b)       18.01       9.5         493        (0.29)           1.82              100
  2003          0.01          16.45      41.4         426        (0.45)           1.71               63
  2002            --          11.63     (24.8)        176        (0.58)           1.75               82
  2001            --          15.47     (24.1)        163        (0.91)           1.75              102
  2000(a)         --          20.37     (43.3)        241        (0.95)(d)        1.60(d)            93
CLASS B
  2005(g)      $0.00(b)      $17.35      (0.3)%  $    174        (0.38)%(d)       2.60%(d)           17%
  2004          0.00(b)       17.41       8.7         183        (1.05)           2.57              100
  2003          0.01          16.02      40.3         211        (1.20)           2.46               63
  2002            --          11.42     (25.4)         86        (1.33)           2.50               82
  2001            --          15.30     (24.6)         57        (1.66)           2.50              102
  2000(a)         --          20.30     (43.5)         77        (1.70)(d)        2.35(d)            93
CLASS C
  2005(g)      $0.00(b)      $17.29      (0.4)%  $     49        (0.38)%(d)       2.60%(d)           17%
  2004          0.00(b)       17.35       8.6          52        (1.17)           2.57              100
  2003          0.01          15.97      40.3         207        (1.20)           2.46               63
  2002            --          11.38     (25.4)        101        (1.33)           2.50               82
  2001            --          15.26     (24.6)         55        (1.66)           2.50              102
  2000(a)         --          20.24     (43.7)         26        (1.70)(d)        2.35(d)            93

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From  commencement of offering on March 1, 2000.
(b) Amount  represents less than $0.005 per share.
(c) The Fund incurred interest expense during the six months ended June 30, 2005 and the years ended December 31, 2004, 2002, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.84%, 1.81%, 1.70%, 1.59% and 1.49% (Class AAA), 1.84%, 1.81%, 1.70%, 1.59% and 1.49% (Class A), 2.59%, 2.56%, 2.45%, 2.34%
    and 2.24%  (Class B), and 2.60%,  2.56%,  2.45%,  2.34% and 2.24% (Class C),
    respectively.
(d) Annualized.
(e) Per share amounts have been calculated using the average shares outstanding method.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.
(g) For the six months ended June 30, 2005, unaudited.

                 See accompanying notes to financial statements.

                        Gabelli Global Series Funds, Inc.
                         THE GABELLI GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                          800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                       John D. Gabelli
CHAIRMAN AND CHIEF                          SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                           GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                              Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                     FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                   DEUTSCHE BUNDESBANK

Anthony J. Colavita                         Werner J. Roeder, MD
ATTORNEY-AT-LAW                             MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                   LAWRENCE HOSPITAL

Arthur V. Ferrara                           Anthonie C. van Ekris
FORMER CHAIRMAN AND                         MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                     BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                          Salvatore J. Zizza
                                            CHAIRMAN
                                            HALLMARK ELECTRICAL SUPPLIES CORP.


                                    OFFICERS
Bruce N. Alpert                             James E. McKee
PRESIDENT AND TREASURER                     SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB442Q205SR

[GRAPHIC OMITTED]
Mario J. Gabelli

THE
GABELLI
GLOBAL
GROWTH
FUND




                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

                       THE GABELLI GLOBAL OPPORTUNITY FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,

      During the second quarter of 2005, the Gabelli Global Opportunity Fund (the "Fund") rose 1.1% while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index and the Lipper Global Multi-Cap Growth Fund Average were up 0.8% and 1.3%, respectively. For the six-month period ended June 30, 2005, the Fund declined 0.2% versus declines of 0.1% and 0.3% for the MSCI AC World Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                ------------------------------------------------

                                                                                                                   Since
                                                                          Year to                                Inception
                                                                Quarter    Date     1 Year    3 Year   5 Year    (5/11/98)
                                                                -------    ----     ------    ------   ------    ---------
  GABELLI GLOBAL OPPORTUNITY FUND CLASS AAA .................    1.10%    (0.22)%   14.33%    13.23%   (2.90)%    7.52%

  MSCI AC World Free Index ..................................    0.81     (0.05)    11.71     11.16    (1.26)     2.92
  Lipper Global Multi-Cap Growth Fund Average ...............    1.34     (0.29)    10.62     10.37    (0.97)     5.36

  Class A ...................................................    1.17     (0.14)    14.40     13.30    (2.85)     7.56
                                                                (4.63)(b) (5.87)(b)  7.81(b)  11.09(b) (3.99)(b)  6.67(b)

  Class B ...................................................    0.97     (0.59)    13.49     12.44    (3.54)     7.02
                                                                (4.03)(c) (5.56)(c)  8.49(c)  11.65(c) (3.93)(c)  7.02(c)

  Class C ...................................................    0.93     (0.35)    14.24     13.45    (2.74)     7.64
                                                                (0.07)(c) (1.35)(c) 13.24(c)  13.45(c) (2.74)(c)  7.64(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON MARCH 12, 2000, AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL OPPORTUNITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                 Beginning        Ending     Annualized   Expenses
               Account Value  Account Value   Expense    Paid During
                 01/01/05        06/30/05      Ratio       Period*
---------------------------------------------------------------------
GABELLI GLOBAL OPPORTUNITY FUND
---------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA       $1,000.00       $  997.80      1.67%       $ 8.27
Class A         $1,000.00       $  998.60      1.70%       $ 8.42
Class B         $1,000.00       $  994.10      2.42%       $11.97
Class C         $1,000.00       $  996.50      2.56%       $12.67

HYPOTHETICAL 5% RETURN
Class AAA       $1,000.00       $1,016.51      1.67%       $ 8.35
Class A         $1,000.00       $1,016.36      1.70%       $ 8.50
Class B         $1,000.00       $1,012.79      2.42%       $12.08
Class C         $1,000.00       $1,012.10      2.56%       $12.77

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

THE GABELLI GLOBAL OPPORTUNITY FUND


Health Care ......................................   13.5%
Consumer Products ................................   10.8%
Metals and Mining ................................   10.6%
Energy and Utilities .............................   10.2%
Telecommunications ...............................    8.5%
Entertainment ....................................    6.5%
Financial Services ...............................    5.8%
Building and Construction ........................    4.6%
Wireless Communications ..........................    4.1%
Food and Beverage ................................    3.9%
Cable and Satellite ..............................    3.8%
Retail ...........................................    3.1%
Aerospace ........................................    3.1%
Broadcasting .....................................    3.0%
Diversified Industrial ...........................    1.5%
Hotels and Gaming ................................    1.5%
Aviation: Parts and Services .....................    1.5%
Business Services ................................    1.2%
Publishing .......................................    1.1%
Electronics ......................................    1.0%
U.S. Government Obligations ......................    0.5%
Other Assets and Liabilities - Net ...............    0.2%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS -- 99.3%
             AEROSPACE -- 3.1%
      3,000  L-3 Communications
               Holdings Inc. ...........  $   127,720     $   229,740
      5,500  Lockheed Martin Corp. .....      135,166         356,785
                                          -----------     -----------
                                              262,886         586,525
                                          -----------     -----------
             AVIATION: PARTS AND SERVICES -- 1.5%
      3,700  Precision Castparts Corp. .      109,705         288,230
                                          -----------     -----------
             BROADCASTING -- 3.0%
     20,000  Mediaset SpA (a) ..........      195,380         235,225
     20,000  Tokyo Broadcasting
               System Inc. (a) .........      317,740         329,717
                                          -----------     -----------
                                              513,120         564,942
                                          -----------     -----------
             BUILDING AND CONSTRUCTION -- 4.6%
     22,000  Aica Kogyo Co. Ltd. (a) ...      210,378         244,036
     24,125  CRH plc (a) ...............      337,473         634,740
                                          -----------     -----------
                                              547,851         878,776
                                          -----------     -----------
             BUSINESS SERVICES -- 1.2%
     17,000  Sohgo Security Services
               Co. Ltd. (a) ............      212,858         224,555
                                          -----------     -----------
             CABLE AND SATELLITE -- 3.8%
      7,000  Cablevision Systems Corp.,
               Cl. A+ ..................      137,535         225,400
      3,172  Liberty Global Inc., Cl. A+      110,253         148,037
     10,500  Rogers Communications Inc.,
               Cl. B ...................      170,881         345,240
                                          -----------     -----------
                                              418,669         718,677
                                          -----------     -----------
             CONSUMER PRODUCTS -- 10.8%
      7,000  Altadis SA (a) ............      214,528         292,857
      8,000  Christian Dior SA (a) .....      361,416         618,510
     15,000  Compagnie Financiere
               Richemont AG, Cl. A (a)        286,849         502,956
     17,000  Marzotto SpA (a) ..........      116,110         441,767
      4,000  Procter & Gamble Co. ......      221,128         211,000
                                          -----------     -----------
                                            1,200,031       2,067,090
                                          -----------     -----------
             DIVERSIFIED INDUSTRIAL -- 1.5%
      7,000  Bouygues SA (a) ...........      229,581         289,373
                                          -----------     -----------
             ELECTRONICS -- 1.0%
      2,000  Rohm Co. Ltd. (a) .........      445,272         191,720
                                          -----------     -----------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             ENERGY AND UTILITIES -- 10.2%
      1,000  Conergy AG+ ...............  $    86,912     $    97,418
     10,000  Evergreen Solar Inc.+ .....       72,800          64,300
     40,000  Kanto Natural Gas
               Development Co. Ltd. (a)       205,212         248,181
      6,000  Murphy Oil Corp. ..........      240,211         313,380
      7,000  Petroleo Brasileiro SA, ADR      211,615         364,910
      3,600  Schlumberger Ltd. .........      238,374         273,384
      1,000  Solarworld AG .............       77,758          87,736
      6,000  Suncor Energy Inc. ........      201,704         283,920
      4,000  Transocean Inc.+ ..........      164,064         215,880
                                          -----------     -----------
                                            1,498,650       1,949,109
                                          -----------     -----------
             ENTERTAINMENT -- 6.5%
     20,000  Liberty Media Corp., Cl. A+      233,912         203,800
     50,000  Publishing &
               Broadcasting Ltd. (a) ...      264,336         563,769
     15,000  Time Warner Inc.+ .........      225,367         250,650
      7,000  Vivendi Universal SA, ADR..      233,621         219,310
                                          -----------     -----------
                                              957,236       1,237,529
                                          -----------     -----------
             FINANCIAL SERVICES -- 5.8%
     30,000  Bank of Ireland (a) .......      185,546         483,528
      7,000  Citigroup Inc. ............      270,159         323,610
      4,000  UBS AG ....................      336,926         311,400
                                          -----------     -----------
                                              792,631       1,118,538
                                          -----------     -----------
             FOOD AND BEVERAGE -- 3.9%
      5,000  General Mills Inc. ........      248,004         233,950
      5,000  PepsiCo Inc. ..............      261,500         269,650
      2,000  Whole Foods Market Inc. ...      201,543         236,600
                                          -----------     -----------
                                              711,047         740,200
                                          -----------     -----------
             HEALTH CARE -- 13.5%
      8,208  GlaxoSmithKline plc (a) ...      245,935         198,334
      7,000  Novartis AG (a) ...........      268,348         332,337
      6,000  Roche Holding AG (a) ......      574,575         757,062
      6,691  Sanofi-Aventis, ADR .......      231,241         274,264
      1,200  Straumann Holding AG (a) ..      254,333         249,749
      2,000  Synthes Inc. (a) ..........      189,898         219,180
      6,000  Takeda Pharmaceutical
               Co. Ltd. (a) ............      376,834         296,687
      5,000  William Demant
               Holding A/S+ (a) ........      235,806         248,522
                                          -----------     -----------
                                            2,376,970       2,576,135
                                          -----------     -----------
             HOTELS AND GAMING -- 1.5%
     10,000  Greek Organization of Football
               Prognostics SA (a) ......      168,339         288,908
                                          -----------     -----------


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             METALS AND MINING -- 10.6%
     17,726  Andsberg Ltd.+ (a) ........  $     8,277     $    15,734
     14,726  Antofagasta plc (a) .......       88,100         320,854
     65,000  Gold Fields Ltd., ADR .....      282,316         737,750
     10,000  Harmony Gold Mining
               Co. Ltd. (a) ............       56,555          86,710
     24,000  Harmony Gold Mining
               Co. Ltd., ADR ...........      130,306         205,440
     17,000  Newmont Mining Corp. ......      396,100         663,510
                                          -----------     -----------
                                              961,654       2,029,998
                                          -----------     -----------
             PUBLISHING -- 1.1%
     70,000  Independent News &
               Media plc (a) ...........      166,287         215,959
                                          -----------     -----------
             RETAIL -- 3.1%
     12,000  Matsumotokiyoshi
               Co. Ltd. (a) ............      309,058         326,641
      6,000  Walgreen Co. ..............      233,238         275,940
                                          -----------     -----------
                                              542,296         602,581
                                          -----------     -----------
             TELECOMMUNICATIONS -- 8.5%
      3,000  ALLTEL Corp. ..............      156,153         186,840
     10,000  Deutsche Telekom AG, ADR ..      192,934         184,200
         53  KDDI Corp. (a) ............      375,401         244,611
     10,500  Sprint Corp. ..............      409,842         263,445
     65,000  Telecom Italia SpA (a) ....      228,829         202,704
      4,346  Telefonica SA, ADR ........      155,582         212,527
      2,300  Telephone & Data
               Systems Inc. ............       45,066          93,863
      2,300  Telephone & Data
               Systems Inc., Special ...       41,599          88,182
      4,500  Verizon Communications Inc.      273,319         155,475
                                          -----------     -----------
                                            1,878,725       1,631,847
                                          -----------     -----------
             WIRELESS COMMUNICATIONS -- 4.1%
     10,000  Nextel Communications Inc.,
               Cl. A+ ..................      158,320         323,100
     20,000  Telefonica Moviles SA (a)..      206,214         210,761
      1,500  United States Cellular
               Corp.+ ..................       94,125          74,910
     75,000  Vodafone Group plc (a) ....      276,955         182,344
                                          -----------     -----------
                                              735,614         791,115
                                          -----------     -----------
             TOTAL COMMON STOCKS           14,729,422      18,991,807
                                          -----------     -----------

    PRINCIPAL                                                 MARKET
      AMOUNT                                   COST            VALUE
      ------                                   ----            -----

             SHORT-TERM OBLIGATIONS -- 0.5%
             U.S. GOVERNMENT OBLIGATIONS -- 0.5%
    $90,000  U.S. Treasury Bills,
               2.820%++, 07/07/05 ......  $    89,958     $    89,958
                                          -----------     -----------
             TOTAL SHORT-TERM
               OBLIGATIONS .............       89,958          89,958
                                          -----------     -----------
             TOTAL
               INVESTMENTS -- 99.8% ....  $14,819,380      19,081,765
                                          ===========
             OTHER ASSETS AND LIABILITIES (NET) -- 0.2%        35,163
                                                          -----------
             NET ASSETS -- 100.0% ......                  $19,116,928
                                                          ===========
----------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $9,698,031 or 50.73% of total net assets.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------    --------
Europe ...............................   42.0%  $ 8,016,859
North America ........................   34.1     6,510,916
Japan ................................   11.0     2,106,147
South Africa .........................    5.4     1,029,900
Latin America ........................    4.5       854,174
Asia/Pacific .........................    3.0       563,769
                                        ------  -----------
                                        100.0%  $19,081,765
                                        ======  ===========


                 See accompanying notes to financial statements.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
-------------------------------------------------------------

ASSETS:
  Investments, at value (cost $14,819,380) ... $19,081,765
  Cash and foreign currency, at value
    (cost $48,339) ...........................      47,934
  Dividends receivable .......................      43,007
  Other assets ...............................         994
                                               -----------
  TOTAL ASSETS ...............................  19,173,700
                                               -----------
LIABILITIES:
  Payable for investment advisory fees .......      14,888
  Payable for shareholder communication fees        13,198
  Payable for audit fees .....................      13,010
  Payable for distribution fees ..............       3,961
  Other accrued expenses .....................      11,715
                                               -----------
  TOTAL LIABILITIES ..........................      56,772
                                               -----------
  NET ASSETS applicable to 1,384,383
    shares outstanding ....................... $19,116,928
                                               ===========
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ......... $     1,384
  Additional paid-in capital .................  22,790,367
  Accumulated net investment income ..........      52,903
  Accumulated net realized loss on investments
    and foreign currency transactions ........  (7,988,976)
  Net unrealized appreciation on investments     4,262,385
  Net unrealized depreciation on foreign
    currency translations ....................      (1,135)
                                               -----------
  NET ASSETS ................................. $19,116,928
                                               ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($18,937,757 / 1,371,324
    shares outstanding; 75,000,000 shares
    authorized of $0.001 par value) ..........      $13.81
                                                    ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($134,062 / 9,723 shares outstanding;
    50,000,000 shares authorized of
    $0.001 par value) ........................      $13.79
                                                    ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...................      $14.63
                                                    ======
  CLASS B:
  Net Asset Value and offering price per share
    ($41,985 / 3,115 shares outstanding;
    25,000,000 shares authorized of
    $0.001 par value) ........................      $13.48(a)
                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    ($3,124 / 221.3 shares outstanding;
    25,000,000 shares authorized of
    $0.001 par value) ........................      $14.12(a)
                                                    ======
----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
-------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $19,052)    $ 240,079
  Interest ...................................         656
                                                 ---------
  TOTAL INVESTMENT INCOME ....................     240,735
                                                 ---------
EXPENSES:
  Investment advisory fees ...................      99,557
  Distribution fees -- Class AAA .............      24,652
  Distribution fees -- Class A ...............         173
  Distribution fees -- Class B ...............         247
  Distribution fees -- Class C ...............           9
  Shareholder communications expenses ........      18,307
  Shareholder services fees ..................      12,625
  Legal and audit fees .......................      12,108
  Registration fees ..........................      11,070
  Custodian fees .............................      11,033
  Directors' fees ............................       1,228
  Interest expense ...........................       1,049
  Miscellaneous expenses .....................      12,078
                                                 ---------
  TOTAL EXPENSES .............................     204,136
  Expense reimbursement (see Note 3) .........     (37,354)
  Less: custodian fee credits ................         (69)
                                                 ---------
  NET EXPENSES ...............................     166,713
                                                 ---------
  NET INVESTMENT INCOME ......................      74,022
                                                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ...........      60,403
  Net realized loss on foreign
    currency transactions ....................      (3,139)
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ............    (216,092)
                                                 ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .........    (158,828)
                                                 ---------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................   $ (84,806)
                                                 =========

                 See accompanying notes to financial statements.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2005        YEAR ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2004
                                                                                ----------------    -----------------
OPERATIONS:
  Net investment income ........................................................  $    74,022         $    49,315
  Net realized gain (loss) on investments and foreign currency transactions ....       57,264          (1,229,955)
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ..............................................     (216,092)          3,736,389
                                                                                  -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............      (84,806)          2,555,749
                                                                                  -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..................................................................           --             (70,537)
    Class A ....................................................................           --                (397)
    Class B ....................................................................           --                 (97)
                                                                                  -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................           --             (71,031)
                                                                                  -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..................................................................   (2,010,955)           (744,951)
    Class A ....................................................................       27,435              27,787
    Class B ....................................................................       (9,280)             35,901
    Class C ....................................................................        3,000                  --
                                                                                  -----------         -----------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...................   (1,989,800)           (681,263)
                                                                                  -----------         -----------
  REDEMPTION FEES ..............................................................          712               3,073
                                                                                  -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................   (2,073,894)          1,806,528
NET ASSETS:
  Beginning of period ..........................................................   21,190,822          19,384,294
                                                                                  -----------         -----------
  End of period (including undistributed net investment income of
    $52,903 and $0, respectively) ..............................................  $19,116,928         $21,190,822
                                                                                  ===========         ===========


                 See accompanying notes to financial statements.



NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Global Opportunity Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to increase accumulated net investment income by $597 and to increase accumulated net realized loss on investments and foreign currency transactions by $597. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 was $71,031 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

    Undistributed ordinary income .....................    $       631
    Capital loss carryforward .........................     (8,016,839)
    Net unrealized appreciation .......................      4,447,941
    Other temporary differences .......................        (21,750)
                                                           -----------
    Total accumulated loss ............................    $(3,590,017)
                                                           ===========

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $8,016,839, which are available to reduce future required distributions of net capital gains to shareholders. $3,134,793 of the loss carryforward is available through 2009; $1,904,804 is available through 2010; $1,776,091 is available through 2011; and $1,201,151 is available through 2012.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                                       GROSS              GROSS        NET UNREALIZED
                                                    UNREALIZED         UNREALIZED       APPRECIATION/
                                       COST        APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                       ----        ------------       ------------     --------------
       Investments .............   $14,848,782       $5,294,616       $(1,061,633)       $4,232,983

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates. The Adviser has agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of interest expense) at 1.50%, 1.50%, 2.25% and 2.25% (2.00%, 2.00%, 2.75% and 2.75%
effective May 1, 2005) of the value of the Fund's average daily net assets for Class AAA, Class A, Class B and Class C, respectively. For the six months ended June 30, 2005, the Adviser reimbursed the Fund in the amount of $37,354. Beginning January 1, 2003 the Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. The cumulative amount which the Fund may repay the Adviser is $183,417.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $1,054,687 and $2,907,187, respectively.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $150 to Gabelli & Company. During the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $567 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2005, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2005 was $55,718 with a related weighted average interest rate of 3.57%. The maximum amount borrowed at any time during the six months ended June 30, 2005 was $467,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $712.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain record keepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2004
                                                      ---------------------------      ---------------------------
                                                         SHARES           AMOUNT          SHARES           AMOUNT
                                                        --------        ---------        --------          -------
                                                                CLASS AAA                        CLASS AAA
                                                      ---------------------------      ---------------------------
Shares sold ........................................     80,770       $ 1,111,166         224,553      $ 2,803,469
Shares issued upon reinvestment of dividends .......         --                --           4,847           66,793
Shares redeemed ....................................   (229,409)       (3,122,121)       (294,740)      (3,615,213)
                                                       --------       -----------        --------      -----------
Net decrease .......................................   (148,639)      $(2,010,955)        (65,340)     $  (744,951)
                                                       ========       ===========        ========      ===========
                                                                 CLASS A                          CLASS A
                                                      ---------------------------      ---------------------------
Shares sold ........................................      4,168       $    56,099           2,611      $    33,417
Shares issued upon reinvestment of dividends .......         --                --              29              399
Shares redeemed ....................................     (2,095)          (28,664)           (494)          (6,029)
                                                       --------       -----------        --------      -----------
Net increase .......................................      2,073       $    27,435           2,146      $    27,787
                                                       ========       ===========        ========      ===========
                                                                 CLASS B                          CLASS B
                                                      ---------------------------      ---------------------------
Shares sold ........................................         --                --           2,776      $    35,814
Shares issued upon reinvestment of dividends .......         --                --               7               97
Shares redeemed ....................................       (699)      $    (9,280)             (1)             (10)
                                                       --------       -----------        --------      -----------
Net increase (decrease) ............................       (699)      $    (9,280)          2,782      $    35,901
                                                       ========       ===========        ========      ===========
                                                                 CLASS C                          CLASS C
                                                      ---------------------------      ---------------------------
Shares sold ........................................        211       $     3,000              --               --
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................         --                --              --               --
                                                       --------       -----------        --------      -----------
Net increase .......................................        211       $     3,000              --               --
                                                       ========       ===========        ========      ===========

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                 INCOME
                        FROM INVESTMENT OPERATIONS                            DISTRIBUTIONS
            ----------------------------------------------------  ----------------------------------------
                                           Net
             Net Asset      Net       Realized and      Total                      Net
  Period       Value,   Investment     Unrealized        from         Net        Realized
   Ended     Beginning    Income     Gain (Loss) on   Investment   Investment    Gain on         Total
December 31  of Period    (Loss)(i)    Investments    Operations     Income     Investments  Distributions
-----------  ---------  ------------   -----------    ----------   ----------   -----------  -------------
CLASS AAA
  2005(j)     $13.84      $0.05         $(0.08)        $(0.03)          --           --             --
  2004         12.18       0.03           1.68           1.71       $(0.05)          --         $(0.05)
  2003          8.87       0.00(h)        3.29           3.29        (0.01)          --          (0.01)
  2002         10.02       0.00(h)       (1.15)         (1.15)          --           --             --
  2001         14.24       0.13          (4.25)         (4.12)       (0.10)          --          (0.10)
  2000         18.03       0.26          (2.72)         (2.46)       (0.29)      $(1.04)         (1.33)
CLASS A
  2005(j)     $13.81      $0.05         $(0.07)        $(0.02)          --           --             --
  2004         12.16       0.03           1.67           1.70       $(0.05)          --         $(0.05)
  2003          8.86       0.00(h)        3.28           3.28        (0.01)          --          (0.01)
  2002          9.99       0.00(h)       (1.13)         (1.13)         --            --             --
  2001         14.21       0.13          (4.24)         (4.11)       (0.11)          --          (0.11)
  2000(a)      19.77       0.27          (4.46)         (4.19)       (0.33)      $(1.04)         (1.37)
CLASS B
  2005(j)     $13.56      $0.00(h)      $(0.08)        $(0.08)          --           --             --
  2004         12.00      (0.07)          1.66           1.59       $(0.03)          --         $(0.03)
  2003          8.80      (0.07)          3.24           3.17           --           --             --
  2002         10.00      (0.07)         (1.13)         (1.20)          --           --             --
  2001         14.22       0.07          (4.26)         (4.19)       (0.03)          --          (0.03)
  2000(a)      19.77       0.17          (4.39)         (4.22)       (0.29)      $(1.04)         (1.33)
CLASS C (F)
  2005(j)     $14.17      $0.04         $(0.09)        $(0.05)          --           --             --
  2004         12.39       0.07           1.71           1.78           --           --             --
  2003          9.00      (0.07)          3.43           3.36           --           --             --
  2002         10.11      (0.07)         (1.04)         (1.11)          --           --             --
  2001(g)      10.15       0.07          (0.11)         (0.04)          --           --             --

                                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -------------------------------------------------------------------------------

                           Net Asset         Net Assets     Net       Operating           Operating
  Period                    Value,             End of    Investment    Expenses            Expenses         Portfolio
   Ended       Redemption   End of    Total    Period      Income   Before Reimburse-   Net of Reimburse-   Turnover
December 31      Fees(i)    Period   Return+  (in 000's)   (Loss)       ment(c)(k)        ment(d)(e)(k)       Rate
-----------      -------    ------   -------  ---------- ---------- ----------------    -----------------   ---------
CLASS AAA
  2005(j)        $0.00(h)   $13.81    (0.2)%  $18,938       0.74%(b)     2.05%(b)             1.67%(b)         5%
  2004            0.00(h)    13.84    14.0     21,033       0.25         2.00                 1.50            35
  2003            0.03       12.18    37.4     19,305       0.04         1.83                 1.52            13
  2002              --        8.87   (11.5)    15,000      (0.05)        2.39                 1.59             0
  2001              --       10.02   (28.9)    18,422       1.11         2.00                 1.59            31
  2000              --       14.24   (13.5)    31,023       1.50         1.79                 1.50            50
CLASS A
  2005(j)        $0.00(h)   $13.79    (0.1)%  $   134       0.81%(b)     2.05%(b)             1.70%(b)         5%
  2004            0.00(h)    13.81    14.0        106       0.26         2.00                 1.50            35
  2003            0.03       12.16    37.4         67       0.04         1.83                 1.52            13
  2002              --        8.86   (11.3)        36      (0.05)        2.39                 1.59             0
  2001              --        9.99   (29.0)        45       1.11         2.00                 1.59            31
  2000(a)           --       14.21   (21.2)        52       1.50(b)      1.79(b)              1.50(b)         50
CLASS B
  2005(j)        $0.00(h)   $13.48    (0.6)%  $    42       0.01%(b)     2.80%(b)             2.42%(b)         5%
  2004            0.00(h)    13.56    13.2         52      (0.53)        2.75                 2.25            35
  2003            0.03       12.00    36.4         12      (0.71)        2.58                 2.27            13
  2002              --        8.80   (12.0)         9      (0.80)        3.14                 2.34             0
  2001              --       10.00   (29.5)        10       0.36         2.75                 2.34            31
  2000(a)           --       14.22   (21.3)         3       0.75(b)      2.54(b)              2.25(b)         50
CLASS C (F)
  2005(j)        $0.00(h)   $14.12    (0.4)%  $     3       0.53%(b)     2.81%(b)             2.56%(b)         5%
  2004            0.00(h)    14.17    14.4        0.1       0.58         2.75                 2.25            35
  2003            0.03       12.39    37.7        0.1      (0.71)        2.58                 2.27            13
  2002              --        9.00   (11.0)       0.1      (0.80)        3.14                 2.34             0
  2001(g)           --       10.11   (29.0)       0.1       0.36(b)      2.75(b)              2.34(b)         31

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From commencement of offering on March 1, 2000.
(b) Annualized.
(c) During the years ended December 31, 2004, 2003, 2002, 2001, and 2000, the Adviser voluntarily reimbursed certain expenses. If such expense reimbursements had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d) The Fund incurred interest expense during the years ended December 31, 2004, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50%, 2.25% and 2.25% for Class AAA, Class A, Class B and Class C, respectively for each year.
(e) The Fund incurred interest expense during the six months ended June 30, 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.66%, 1.69%, 2.41% and 2.55% for Class AAA, Class A, Class B and Class C, respectively.
(f) Class C Shares were outstanding for the period October 27, 2000 through December 12, 2000 and for the period April 24, 2001 through May 10, 2001. Financial Highlights are not presented for Class C Shares as the information for these periods is not considered meaningful.
(g) From November 23, 2001, the date shares were continuously  outstanding.
(h) Amount  represents  less  than  $0.005  per  share.
(i) Per share data is calculated using the average shares outstanding method.
(j) For the six months ended June 30, 2005; unaudited.
(k) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                        Gabelli Global Series Funds, Inc.
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                       John D. Gabelli
CHAIRMAN AND CHIEF                          SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                           GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                              Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                     FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                   DEUTSCHE BUNDESBANK

Anthony J. Colavita                         Werner J. Roeder, MD
ATTORNEY-AT-LAW                             MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                   LAWRENCE HOSPITAL

Arthur V. Ferrara                           Anthonie C. van Ekris
FORMER CHAIRMAN AND                         MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                     BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                          Salvatore J. Zizza
                                            CHAIRMAN
                                            HALLMARK ELECTRICAL SUPPLIES CORP.


                                    OFFICERS
Bruce N. Alpert                             James E. McKee
PRESIDENT AND TREASURER                     SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB403Q205SR

                                                               [GRAPHIC OMITTED]
                                                                Mario J. Gabelli

THE
GABELLI
GLOBAL
OPPORTUNITY
FUND



                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,
      During the second quarter of 2005, the Gabelli Global Telecommunications Fund (the "Fund") rose 1.9%, while the Standard & Poor's ("S&P")/Citigroup Global Telecommunications Broad Market Index declined 2.3% and the Morgan Stanley Capital International All Country ("MSCI AC") World Index rose 0.8%. For the six-month period ended June 30, 2005, the Fund was down 2.3% versus declines of 6.6% and 0.1% for the S&P/Citigroup Global Telecommunications Index and the MSCI AC World Index, respectively.
      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                ------------------------------------------------

                                                                                                              Since
                                                         Year to                                             Inception
                                              Quarter     Date      1 Year    3 Year     5 Year    10 Year   (11/1/93)
                                              -------     ----      ------    ------     ------    -------   ---------
  GABELLI GLOBAL TELECOMMUNICATIONS FUND
    CLASS AAA ..............................   1.88%     (2.26)%    17.24%    21.21%    (5.01)%    10.83%     9.66%

  S&P/Citigroup Global Telecommunications
    Broad Market Index .....................  (2.32)     (6.64)     12.87     16.63    (12.06)      N/A        N/A
  MSCI AC World Index ......................   0.81      (0.05)     11.71     11.16     (1.26)      7.31      7.42
  Class A ..................................   1.82      (2.32)     17.11     21.16     (5.01)     10.83      9.66
                                              (4.05)(b)  (7.94)(b)  10.38(b)  18.79(b)  (6.13)(b)  10.17(b)   9.11(b)
  Class B ..................................   1.62      (2.68)     16.32     20.27     (5.70)     10.42      9.32
                                              (3.38)(c)  (7.55)(c)  11.32(c)  19.58(c)  (6.08)(c)  10.42(c)   9.32(c)
  Class C ..................................   1.63      (2.69)     16.33     20.29     (5.71)     10.42      9.31
                                               0.63(c)   (3.67)(c)  15.33(c)  20.29(c)  (5.71)(c)  10.42(c)   9.31(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON MARCH 12, 2000, MARCH 13, 2000 AND JUNE 2, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING
     CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE S&P/CITIGROUP GLOBAL TELECOMMUNICATIONS BROAD MARKET INDEX AND THE MSCI AC WORLD INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS BSHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                   Beginning         Ending       Annualized     Expenses
                 Account Value    Account Value    Expense     Paid During
                   01/01/05         06/30/05         Ratio       Period*
--------------------------------------------------------------------------------
GABELLI GLOBAL TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $  977.40        1.60%        $ 7.84
Class A            $1,000.00       $  976.80        1.60%        $ 7.84
Class B            $1,000.00       $  973.20        2.34%        $11.45
Class C            $1,000.00       $  973.10        2.35%        $11.50
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,016.86        1.60%        $ 8.00
Class A            $1,000.00       $1,016.86        1.60%        $ 8.00
Class B            $1,000.00       $1,013.19        2.34%        $11.68
Class C            $1,000.00       $1,013.14        2.35%        $11.73

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

Telecommunications: National ..................  24.2%
Telecommunications: Regional ..................  20.9%
Wireless Communications .......................  17.3%
Cable .........................................   9.4%
Telecommunications: Long Distance .............   9.4%
Entertainment .................................   6.3%
Satellite .....................................   2.9%
Communications Equipment ......................   2.7%
Diversified Industrial ........................   1.7%
Business Services .............................   1.3%
U.S. Government Obligations ...................   0.8%
Publishing ....................................   0.6%
Broadcasting ..................................   0.6%
Energy and Utilities ..........................   0.5%
Telecommunications: Broadband .................   0.3%
Telecommunications: Preferred .................   0.3%
Electronics ...................................   0.2%
Equipment and Supplies ........................   0.2%
Computer Software and Services ................   0.1%
Other Assets and Liabilities - Net ............   0.3%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS -- 98.6%
             BROADCASTING -- 0.6%
     23,566  CanWest Global
               Communications Corp.+ ... $    322,321    $    261,583
     35,434  CanWest Global Communications
               Corp., Cl. A+ ...........      407,389         393,325
      1,400  Claxson Interactive
               Group Inc.+ .............        2,240           5,180
     10,000  Cogeco Inc. ...............      195,069         219,229
      7,000  Fisher Communications Inc.+      353,932         331,030
     40,000  Paxson Communications
               Corp.+ ..................      158,500          24,000
                                         ------------    ------------
                                            1,439,451       1,234,347
                                         ------------    ------------
             BUSINESS SERVICES -- 1.3%
     75,000  AFK Sistema, GDR(a) .......    1,275,000       1,228,500
      9,000  Carlisle Holdings Ltd. ....       48,250          56,250
      4,000  Convergys Corp.+ ..........       53,716          56,880
     10,000  Donnelley (R.H.) Corp.+ ...      134,020         619,800
     59,500  Group 4 Securicor plc .....            0         156,711
     15,000  TNT NV, ADR ...............      198,277         380,250
                                         ------------    ------------
                                            1,709,263       2,498,391
                                         ------------    ------------
             CABLE -- 9.4%
     80,000  Adelphia Communications
               Corp., Cl. A+ ...........       74,756           8,000
     19,065  Austar United
               Communications Ltd.+ ....       41,202          14,222
     80,000  Cablevision Systems Corp.,
               Cl. A+ ..................    1,808,962       2,576,000
     60,000  Charter Communications Inc.,
               Cl. A+ ..................      243,860          70,800
     30,000  Comcast Corp., Cl. A+ .....      958,170         921,000
     24,000  Comcast Corp., Cl. A,
               Special+ ................      190,951         718,800
     40,000  Insight Communications
               Co. Inc., Cl. A+ ........      390,808         442,000
     60,732  Liberty Global Inc., Cl. A+    2,608,356       2,834,363
     18,000  Mediacom Communications
               Corp., Cl. A+ ...........      165,595         123,660
    319,000  Rogers Communications Inc.,
               Cl. B ...................    3,243,402      10,488,720
                                         ------------    ------------
                                            9,726,062      18,197,565
                                         ------------    ------------
             COMMUNICATIONS EQUIPMENT -- 2.7%
     12,000  Agere Systems Inc.+ .......      245,132         144,000
      8,000  Andrew Corp.+ .............       22,761         102,080
        500  Avaya Inc.+ ...............        4,138           4,160
    100,000  Champion Technology
               Holdings Ltd. ...........       87,982          15,442
     25,000  Communications
               Systems Inc. ............      237,711         256,750

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

      3,200  Ericsson (L.M.) Telephone
               Co., Cl. B, ADR ......... $     40,907    $    102,240
     75,000  Furukawa Electric Co.
               Ltd.+ ...................      381,079         290,776
    100,000  GN Store Nord A/S .........      541,433       1,132,829
     10,000  JDS Uniphase Corp.+ .......       45,488          15,200
      1,000  L-3 Communications
               Holdings Inc. ..........        11,000          76,580
    100,000  Lucent Technologies Inc.+ .      390,922         291,000
     75,000  Motorola Inc. .............      626,355       1,369,500
     28,000  Nokia Corp., ADR ..........       67,091         465,920
     45,000  Nortel Networks Corp.+ ....      196,650         117,450
     22,000  Scientific-Atlanta Inc. ...      179,954         731,940
        750  Siemens AG, ADR ...........       23,625          54,488
    300,000  Time Engineering Berhad+ ..      316,448          30,000
        816  Tut Systems Inc.+ .........       13,135           2,432
                                         ------------    ------------
                                            3,431,811       5,202,787
                                         ------------    ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.1%
      2,000  America Online Latin
               America Inc., Cl. A+ ....          840             100
      6,000  Covad Communications
               Group Inc.+ .............       11,761           8,400
      3,230  EarthLink Inc.+ ...........       45,250          27,972
      1,000  Geoworks Corp.+ ...........        1,375              37
         20  Korea Thrunet Co. Ltd.,
               Cl. A+ (c) ..............        5,250               1
     18,000  Net2Phone Inc.+ ...........       55,561          32,580
     20,000  NorthPoint Communications
               Group Inc.+ .............       11,250              16
      5,852  Telecom Italia Media SpA+..        4,669           2,818
      1,000  Via Net.Works Inc.+ .......        2,625              80
      3,000  Yahoo! Inc.+ ..............      109,170         103,950
                                         ------------    ------------
                                              247,751         175,954
                                         ------------    ------------
             DIVERSIFIED INDUSTRIAL -- 1.7%
     66,000  Bouygues SA ...............    1,604,897       2,736,355
     50,000  Hutchison Whampoa Ltd. ....      487,170         452,001
                                         ------------    ------------
                                            2,092,067       3,188,356
                                         ------------    ------------
             ELECTRONICS -- 0.2%
     37,000  California Micro
               Devices Corp.+ ..........      240,963         210,160
      8,000  Freescale Semiconductor Inc.,
               Cl. B+ ..................       68,379         169,440
      2,000  TiVo Inc.+ ................       11,105          13,360
      1,000  Vishay Intertechnology
               Inc.+ ...................       22,908          11,870
                                         ------------    ------------
                                              343,355         404,830
                                         ------------    ------------
             ENERGY AND UTILITIES -- 0.5%
      3,000  E.ON AG ...................      126,255         267,493
     12,000  SCANA Corp. ...............      315,625         512,520
      3,000  SJW Corp. .................       94,843         141,030
                                         ------------    ------------
                                              536,723         921,043
                                         ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT -- 6.3%
    440,000  Gemstar-TV Guide
               International Inc.+ ..... $  2,121,732    $  1,579,600
    400,000  Liberty Media Corp., Cl. A+    1,588,943       4,076,000
     15,000  Metromedia International
               Group Inc.+ .............       59,576          19,800
    195,000  Time Warner Inc.+ .........    3,365,101       3,258,450
    100,000  Vivendi Universal SA, ADR..    2,087,247       3,133,000
                                         ------------    ------------
                                            9,222,599      12,066,850
                                         ------------    ------------
             EQUIPMENT AND SUPPLIES -- 0.2%
      1,000  Amphenol Corp., Cl. A .....        8,184          40,170
     15,000  ThyssenKrupp AG ...........      275,840         261,212
                                         ------------    ------------
                                              284,024         301,382
                                         ------------    ------------
             PUBLISHING -- 0.6%
      1,500  Media General Inc., Cl. A..       93,421          97,140
     35,000  News Corp., Cl. A .........      519,579         566,300
      2,000  News Corp., Cl. B .........       21,050          33,720
     15,428  Seat Pagine Gialle SpA+ ...       30,783           6,441
     25,000  Telegraaf Media Groep NV ..      541,844         550,621
                                         ------------    ------------
                                            1,206,677       1,254,222
                                         ------------    ------------
             SATELLITE -- 2.9%
      1,500  Asia Satellite
               Telecommunications
               Holdings Ltd., ADR ......       22,103          26,415
      1,500  British Sky Broadcasting
               Group plc, ADR ..........       36,400          56,310
    138,000  DIRECTV Group Inc.+ .......    2,785,204       2,139,000
    100,000  EchoStar Communications
               Corp., Cl. A ............    1,863,471       3,015,000
      2,000  Lockheed Martin Corp. .....       45,574         129,740
     40,000  Loral Space &
               Communications Ltd.+ ....        6,800          11,600
      2,524  Orbital Sciences Corp.+ ...       16,208          24,988
     10,000  Pegasus Communications
               Corp., Cl. A+ ...........       65,562          39,000
      8,000  PT Indosat Tbk, ADR .......       78,652         228,480
                                         ------------    ------------
                                            4,919,974       5,670,533
                                         ------------    ------------
             TELECOMMUNICATIONS: BROADBAND -- 0.3%
     15,000  ATX Communications Inc.+ ..        7,700             171
      3,000  Choice One Communications
               Inc.+ (c) ...............        1,050               0
      6,720  Colt Telecom Group plc,
               ADR+ ....................       39,630          27,619
     10,000  E.Spire Communications
               Inc.+ ...................       50,000               9
     18,000  Golden Telecom Inc. .......      188,378         552,240
     22,422  McLeodUSA Inc., Cl. A+ ....       78,431           1,127
      6,000  Time Warner Telecom Inc.,
               Cl. A+ ..................        4,800          35,520
                                         ------------    ------------
                                              369,989         616,686
                                         ------------    ------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             TELECOMMUNICATIONS: LONG DISTANCE -- 9.4%
     60,000  AT&T Corp. ................  $ 1,211,571    $  1,142,400
     20,000  Cable & Wireless plc ......       30,415          53,392
    100,000  Cable & Wireless plc, ADR        577,604         797,000
      1,000  Call-Net Enterprises Inc.+        11,554           7,648
      5,200  Embratel Participacoes SA,
               ADR+ ....................      505,937          54,808
     80,000  General Communication Inc.,
               Cl. A+ ..................      376,995         789,600
     37,000  IDT Corp.+ ................      328,471         489,880
     35,000  IDT Corp., Cl. B+ .........      248,266         460,600
        600  KDDI Corp. ................    3,016,474       2,775,223
      5,000  MCI Inc. ..................      128,650         128,550
     60,000  Philippine Long Distance
               Telephone Co., ADR ......    1,064,347       1,743,000
    385,000  Sprint Corp. ..............    6,298,508       9,659,650
                                         ------------    ------------
                                           13,798,792      18,101,751
                                         ------------    ------------
             TELECOMMUNICATIONS: NATIONAL -- 24.2%
     44,214  Brasil Telecom SA, Pfd. ...          474             191
     43,000  BT Group plc, ADR .........    1,700,249       1,788,800
 17,415,054  Cable & Wireless
               Jamaica Ltd.+ ...........      406,745         444,567
     25,000  Cesky Telecom AS+ .........      313,240         467,807
     75,000  China Unicom Ltd., ADR ....      628,818         628,500
    150,000  Compania de
               Telecomunicaciones de
               Chile SA, ADR ...........    2,090,992       1,525,500
    288,000  Deutsche Telekom AG, ADR ..    3,171,406       5,304,960
    180,000  Elisa Oyj, Cl. A ..........    2,286,461       2,818,694
     40,000  France Telecom SA, ADR ....    1,091,954       1,165,600
      5,507  Hellenic Telecommunications
               Organization SA+ ........       86,065         106,896
     37,000  Hellenic Telecommunications
               Organization SA, ADR+ ...      233,757         357,050
     18,000  Hungarian Telephone &
               Cable Corp.+ ............      139,278         309,600
     57,000  KPN NV, ADR ...............      472,195         476,520
     10,000  KT Corp., ADR .............      183,666         215,000
        500  Magyar Telekom, ADR .......        9,650          10,700
      5,000  Manitoba Telecom
               Services Inc. ...........      168,270         190,581
      1,000  Maroc Telecom .............        8,200           9,233
        237  Nippon Telegraph &
               Telephone Corp. .........    1,207,105       1,015,012
     22,000  Nippon Telegraph &
               Telephone Corp., ADR ....      622,716         472,340
      2,000  Pakistan Telecommunications
               Co. Ltd., GDR (a) .......      155,766         221,272
    100,000  PCCW Ltd. .................       81,405          62,412
     68,000  Portugal Telecom SGPS
               SA, ADR .................      277,645         650,080

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS: NATIONAL (CONTINUED)
     18,360  PT Telekomunikasi
               Indonesia, ADR .......... $    165,504    $    382,806
     10,000  Rostelecom, ADR ...........       79,578         120,500
    928,580  Singapore
               Telecommunications Ltd...      806,749       1,525,739
    108,000  Swisscom AG, ADR ..........    2,882,922       3,522,960
     60,000  TDC A/S, ADR ..............    1,061,291       1,284,600
     25,000  Telecom Corp. of New
               Zealand Ltd., ADR .......      515,375         839,750
  2,213,500  Telecom Italia SpA ........    4,215,047       6,910,993
     27,000  Telecom Italia SpA, ADR ...      621,934         845,370
     57,700  Telefonica de Argentina
               SA, ADR+ ................      376,367         471,409
    108,160  Telefonica SA, ADR ........    2,741,024       5,289,024
      6,361  Telefonica SA, BDR ........      108,406         103,792
    102,000  Telefonos de Mexico SA de
               CV, Cl. L, ADR ..........      731,587       1,926,780
     46,604  Telekom Austria AG ........      347,582         906,317
    339,000  Telekom Malaysia Berhad ...    1,520,064         892,105
      3,355  Telemar Norte Leste SA ....      148,531          81,871
    666,336  TeliaSonera AB ............    2,961,330       3,181,619
      2,400  Telstra Corp. Ltd., ADR ...       47,304          46,440
      8,075  Thai Telephone & Telecom,
               GDR+ (a)(b) .............      100,542           2,019
                                         ------------    ------------
                                           34,767,194      46,575,409
                                         ------------    ------------
              TELECOMMUNICATIONS: REGIONAL -- 20.9%
     78,000  Aliant Inc. ...............    1,345,457       1,699,804
     35,000  ALLTEL Corp. ..............    1,799,793       2,179,800
     13,500  Atlantic Tele-Network
               Inc .....................      114,073         388,800
    160,000  BCE Inc. ..................    3,699,318       3,788,800
     70,000  BellSouth Corp. ...........    1,972,836       1,859,900
     12,000  Brasil Telecom Participacoes
               SA, ADR .................      595,898         433,200
        952  Brasil Telecom SA .........            3               6
     85,000  CenturyTel Inc. ...........    2,258,913       2,943,550
    270,000  Cincinnati Bell Inc.+ .....    1,996,908       1,161,000
    147,000  Citizens Communications Co.    1,440,937       1,975,680
     49,000  Commonwealth Telephone
               Enterprises Inc. ........    1,479,530       2,053,590
     50,060  D&E Communications Inc. ...      624,913         485,582
    170,000  First Pacific Co. Ltd.+ ...       92,079          60,707
     20,000  First Pacific Co. Ltd.,
               ADR+ ....................       30,145          35,700
    470,000  Qwest Communications
               International Inc.+ .....    2,078,171       1,743,700
     85,000  SBC Communications Inc. ...    3,155,525       2,018,750
     11,000  Shenandoah
               Telecommunications Co. ..      138,825         437,250

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

     25,693  Tele Norte Leste Participacoes
               SA, ADR ................. $    368,347    $    427,788
    215,000  Telecom Argentina SA,
               Cl. B, ADR+ .............    1,013,186       2,567,100
     73,000  Telephone & Data
               Systems Inc. ............    1,593,009       2,979,130
     73,000  Telephone & Data
               Systems Inc., Special ...    1,470,470       2,798,820
     13,421  TELUS Corp. ...............      274,410         471,685
     36,579  TELUS Corp., ADR ..........      654,076       1,285,999
     85,000  TELUS Corp., Non-Voting ...    2,140,030       2,899,241
  1,000,000  True Corp. plc+ ...........      687,194         251,664
     95,000  Verizon Communications Inc.    3,942,250       3,282,250
                                         ------------    ------------
                                           34,966,296      40,229,496
                                         ------------    ------------
             WIRELESS COMMUNICATIONS -- 17.3%
     38,000  ABC Communications
               Holdings Ltd. ...........       19,234           3,570
     83,000  America Movil SA de CV,
               Cl. L, ADR ..............    1,206,931       4,947,630
          5  Celular CRT Participacoes
               SA, Pfd. ................          205             102
     35,000  Centennial Communications
               Corp.+ ..................      315,665         485,800
     80,000  China Mobile (Hong Kong)
               Ltd., ADR ...............    1,165,904       1,487,200
     70,000  CP Pokphand Co. Ltd., ADR+        58,725          83,300
     40,000  Dobson Communications
               Corp., Cl. A+ ...........      129,100         170,400
     10,000  Easycall International Ltd.+       9,532             457
    240,000  Europolitan Vodafone AB+ (c)     220,305       1,443,960
      3,500  Grupo Iusacell SA
               de CV, ADR+ .............       29,040          46,200
     26,000  Himachal Futuristic
               Communications Ltd.+ (a)(c)    141,200          46,894
        666  Hutchison Telecommunications
               International Ltd.+ .....          519             660
      2,000  Millicom International
               Cellular SA+ ............       17,000          36,680
        800  Mobile TeleSystems, ADR ...       29,612          26,920
     70,000  Nextel Communications Inc.,
               Cl. A+ ..................      805,209       2,261,700
     70,000  Nextel Partners Inc.,
               Cl. A+ ..................      762,318       1,761,900
      1,500  NTT DoCoMo Inc. ...........    4,313,046       2,218,015
  1,550,000  O2 plc+ ...................    1,627,628       3,783,840
     93,000  Price Communications Corp.+    1,355,909       1,608,900
     42,000  Rural Cellular Corp., Cl. A+     432,519         220,500
     90,000  SK Telecom Co. Ltd., ADR ..    1,068,189       1,836,000
      6,000  SunCom Wireless
               Holdings Inc., Cl. A+ ...       20,520          12,960


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             WIRELESS COMMUNICATIONS (CONTINUED)
      3,413  Tele Centro Oeste Celular
               Participacoes SA, ADR ... $ 9,894 $ 34,369 264 Tele Leste Celular Participacoes
               SA, ADR+ ................        6,975           2,099
        460  Tele Norte Celular
               Participacoes SA, ADR+...        7,079           2,921
      3,918  Tele Sudeste Celular
               Participacoes SA, Pfd....      118,808          31,545
      1,150  Telemig Celular Participacoes
               SA, ADR .................       30,497          37,547
      2,884  Telesp Celular Participacoes
               SA+ .....................        6,270          10,560
     12,425  Telesp Celular Participacoes
               SA, ADR+ ................      299,286          53,055
        107  Telesp Celular Participacoes
               SA, Pfd.+ ...............       40,643             454
      4,430  Tim Participacoes SA, ADR .       54,016          69,994
     20,000  Total Access
               Communication plc+ ......      126,250          64,000
    110,000  United States Cellular Corp.+  4,971,685       5,493,400
     60,000  Vimpel-Communications,
               ADR+ ....................      453,151       2,041,800
     40,000  Vodafone Group plc, ADR ...      717,701         972,800
     50,000  Western Wireless Corp.,
               Cl. A+ ..................      852,224       2,115,000
                                         ------------    ------------
                                           21,422,789      33,413,132
                                         ------------    ------------
             TOTAL COMMON STOCKS .......  140,484,817     190,052,734
                                         ------------    ------------
             PREFERRED STOCKS -- 0.3%
             TELECOMMUNICATIONS -- 0.3%
      9,000  Philippine Long Distance
               Telephone Co.,
               $3.50 Cv. Pfd., Ser. III       418,475         463,500
                                         ------------    ------------
             RIGHTS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
    315,789  TelecomAsia Corp.
               plc Rights+(c) ..........            0               0
                                         ------------    ------------
             WARRANTS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
     19,375  Champion Technology Holdings
               Ltd., expire 02/16/06+ ..            0             399
      1,473  Lucent Technologies Inc.,
               expire 12/10/07+ ........        2,445           1,134
                                         ------------    ------------
             TOTAL WARRANTS ............        2,445           1,533
                                         ------------    ------------

     PRINCIPAL                                                MARKET
      AMOUNT                                   COST            VALUE
      ------                                   ----            -----

             SHORT-TERM OBLIGATIONS -- 0.8%
             U.S. GOVERNMENT OBLIGATIONS -- 0.8%
 $1,622,000  U.S. Treasury Bills,
               2.783% to 3.049%++,
               07/14/05 to 09/22/05 .... $  1,615,859    $  1,615,796
                                         ------------    ------------
             TOTAL SHORT-TERM
               OBLIGATIONS .............    1,615,859       1,615,796
                                         ------------    ------------
             TOTAL
               INVESTMENTS -- 99.7% .... $142,521,596     192,133,563
                                         ============
             OTHER ASSETS AND LIABILITIES (NET) -- 0.3%       557,423
                                                         ------------
             NET ASSETS -- 100.0% .....................  $192,690,986
                                                         ============
----------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the market value of Rule 144A securities amounted to $1,498,685 or 0.78% of total net assets. Except as noted in (b), these securities are liquid.
 (b) At June 30, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
                                                            06/30/05
                                                            CARRYING
ACQUISITION                     ACQUISITION   ACQUISITION     VALUE
  SHARES     ISSUER                DATE          COST       PER UNIT
-----------  ------             -----------   -----------   --------
  8,075      Thai Telephone &
               Telecom, GDR      03/31/94      $100,542      $0.2500
 (c) Security  fair  valued  under  procedures   established  by  the  Board  of
     Directors.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $1,490,855 or 0.77% of total net assets.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 BDR Brazilian Depository Receipt
 GDR Global Depository Receipt

                                         % OF
                                        MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE        VALUE
--------------------------              ------       ------
North America ........................   54.7%   $104,976,571
Europe ...............................   28.9      55,556,277
Latin America ........................    6.9      13,269,100
Asia/Pacific .........................    6.0      11,560,249
Japan ................................    3.5       6,771,366
                                        ------   ------------
                                        100.0%   $192,133,563
                                        ======   ============


                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
-----------------------------------------------------------

ASSETS:
  Investments at value (cost $142,521,596) ..  $192,133,563
  Foreign currency, at value (cost $5,967) ..         5,744
  Dividends and interest receivable .........       964,999
  Receivable for Fund shares sold ...........        26,417
  Other assets ..............................         4,098
                                               ------------
  TOTAL ASSETS ..............................   193,134,821
                                               ------------
LIABILITIES:
  Payable to custodian ......................        39,402
  Payable for investment advisory fees ......       157,562
  Payable for shareholder services fees .....        67,577
  Payable for shareholder communication fees         44,941
  Payable for distribution fees .............        39,942
  Payable for Fund shares redeemed ..........        26,461
  Payable for audit fees ....................        23,030
  Other accrued expenses ....................        44,920
                                               ------------
  TOTAL LIABILITIES .........................       443,835
                                               ------------
  NET ASSETS applicable to 11,446,814
    shares outstanding ......................  $192,690,986
                                               ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ........  $     11,447
  Additional paid-in capital ................   206,579,055
  Accumulated net investment income .........     1,483,360
  Accumulated net realized loss on investments
    and foreign currency transactions .......   (64,995,430)
  Net unrealized appreciation on investments     49,611,967
  Net unrealized appreciation on foreign
    currency translations ...................           587
                                               ------------
  NET ASSETS ................................  $192,690,986
                                               ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($191,060,537 / 11,348,170
    shares outstanding; 75,000,000 shares
    authorized of $0.001 par value) .........        $16.84
                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($725,872 / 43,143 shares outstanding;
    50,000,000 shares authorized of $0.001
    par value) ..............................        $16.82
                                                     ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ..................        $17.85
                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($587,616 / 36,007 shares outstanding;
    25,000,000 shares authorized of $0.001
    par value) ..............................        $16.32(a)
                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($316,961 / 19,494 shares outstanding;
    25,000,000 shares authorized of $0.001
    par value) ..............................        $16.26(a)
                                                     ======
----------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
-----------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $318,878)  $ 3,045,227
  Interest ...................................       24,358
                                                -----------
  TOTAL INVESTMENT INCOME ....................    3,069,585
                                                -----------
EXPENSES:
  Investment advisory fees ...................      990,249
  Distribution fees -- Class AAA .............      245,626
  Distribution fees -- Class A ...............          757
  Distribution fees -- Class B ...............        3,392
  Distribution fees -- Class C ...............        1,324
  Shareholder services fees ..................      140,727
  Shareholder communications expenses ........       67,310
  Custodian fees .............................       46,062
  Legal and audit fees .......................       24,334
  Registration fees ..........................       20,099
  Directors' fees ............................       11,861
  Miscellaneous expenses .....................       34,822
                                                -----------
  TOTAL EXPENSES .............................    1,586,563
  Less: Custodian fee credits                          (338)
                                                -----------
  NET EXPENSES ...............................    1,586,225
                                                -----------
  NET INVESTMENT INCOME ......................    1,483,360
                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ...........    1,441,348
  Net realized loss on foreign
    currency transactions ....................       (4,538)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ....................   (8,018,344)
                                                -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .........   (6,581,534)
                                                -----------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................  $(5,098,174)
                                                ===========



                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2005           YEAR ENDED
                                                                                  (UNAUDITED)         DECEMBER 31, 2004
                                                                                ---------------       -----------------
OPERATIONS:
  Net investment income .......................................................  $  1,483,360           $    941,134
  Net realized gain (loss) on investments and foreign currency transactions ...     1,436,810             (1,842,073)
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations .........................................    (8,018,344)            40,701,406
                                                                                 ------------           ------------
  NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS ............    (5,098,174)            39,800,467
                                                                                 ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .................................................................            --               (962,965)
    Class A ...................................................................            --                 (2,741)
    Class C ...................................................................            --                   (743)
                                                                                 ------------           ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................            --               (966,449)
                                                                                 ------------           ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .................................................................   (12,933,110)           (15,265,831)
    Class A ...................................................................       142,164                 86,356
    Class B ...................................................................      (244,801)              (125,404)
    Class C ...................................................................        72,678                132,412
                                                                                 ------------           ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..................   (12,963,069)           (15,172,467)
                                                                                 ------------           ------------
  REDEMPTION FEES .............................................................         7,602                 31,714
                                                                                 ------------           ------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................   (18,053,641)            23,693,265

NET ASSETS:
  Beginning of period .........................................................   210,744,627            187,051,362
                                                                                 ------------           ------------
  End of period (including undistributed net investment income of
    $1,483,360 and $0, respectively) ..........................................  $192,690,986           $210,744,627
                                                                                 ============           ============

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Global Telecommunications Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

CONCENTRATION RISK. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $25,315 and to increase accumulated net realized loss on investments and foreign currency transactions by $13,874 with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 was $966,449 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:


         Capital loss carryforward ........................    $(58,463,920)
         Net unrealized appreciation on securities,
           foreign receivables and payables ...............      49,662,578
                                                               ------------
         Total accumulated loss ...........................    $ (8,801,342)
                                                               ============

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $58,463,920, which are available to reduce future required distributions of net capital gains to shareholders. $12,970,427 of the loss carryforward is available through 2009; $30,268,699 is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                                 GROSS            GROSS        NET UNREALIZED
                                              UNREALIZED       UNREALIZED       APPRECIATION/
                                COST         APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                ----         ------------     ------------     --------------
         Investments ...... $150,645,723     $61,927,640     $(20,439,800)      $41,487,840

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $5,938,841 and $11,924,712, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $21,675 to Gabelli & Company. During the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $7,861 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2005, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings from the line of credit within the six months ended June 30, 2005 was $136,751 with a weighted average interest rate of 3.56%. The maximum amount borrowed at any time during the six months ended June 30, 2005 was $4,271,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
(Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $7,602.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2004
                                                     ----------------------------      ---------------------------
                                                        SHARES            AMOUNT          SHARES           AMOUNT
                                                       --------         ---------        --------        ---------
                                                                CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .......................................     627,971      $ 10,524,581       2,349,410     $ 35,596,632
Shares issued upon reinvestment of dividends ......         --                 --          53,559          917,462
Shares redeemed ...................................  (1,409,648)      (23,457,691)     (3,507,385)     (51,779,925)
                                                     ----------      ------------      ----------     ------------
  Net decrease ....................................    (781,677)     $(12,933,110)     (1,104,416)    $(15,265,831)
                                                     ==========      ============      ==========     ============
                                                               CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .......................................      16,549      $    277,158          24,016     $    370,807
Shares issued upon reinvestment of dividends ......          --                --             155            2,655
Shares redeemed ...................................      (8,112)         (134,994)        (19,465)        (287,106)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................       8,437      $    142,164           4,706     $     86,356
                                                     ==========      ============      ==========     ============
                                                                CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold .......................................          --                --           4,815     $     69,837
Shares issued upon reinvestment of dividends ......          --                --              --               --
Shares redeemed ...................................     (14,967)     $   (244,801)        (13,535)        (195,241)
                                                     ----------      ------------      ----------     ------------
  Net decrease ....................................     (14,967)     $   (244,801)         (8,720)    $   (125,404)
                                                     ==========      ============      ==========     ============
                                                                CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .......................................       5,622      $     89,318          15,392     $    235,791
Shares issued upon reinvestment of dividends ......          --                --              45              743
Shares redeemed ...................................      (1,025)          (16,640)         (7,412)        (104,122)
                                                     ----------      ------------      ----------     ------------
  Net increase ....................................       4,597      $     72,678           8,025     $    132,412
                                                     ==========      ============      ==========     ============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock outstanding throughout each period:

                                             INCOME
                                   FROM INVESTMENT OPERATIONS                           DISTRIBUTIONS
                           --------------------------------------------   ---------------------------------------
                                                  Net
                Net Asset                     Realized and      Total                      Net
   Period        Value,          Net            Unrealized      from         Net       Realized
    Ended      Beginning     Investment      Gain (Loss) on  Investment   Investment    Gain on         Total
 December 31   of Period   Income (Loss)(e)    Investments   Operations     Income    Investments   Distributions
------------   ----------  ----------------   ------------   ----------   ----------  ------------  -------------
CLASS AAA
  2005(g)       $17.23         $0.12            $(0.51)       $(0.39)           --         --             --
  2004           14.03          0.07              3.21          3.28        $(0.08)        --         $(0.08)
  2003            9.83         (0.04)             4.24          4.20            --         --             --
  2002           13.96         (0.01)            (4.12)        (4.13)           --         --             --
  2001           17.63         (0.07)            (3.58)        (3.65)           --     $(0.02)         (0.02)
  2000           26.95          0.59             (7.13)        (6.54)        (0.63)     (2.15)         (2.78)
CLASS A
  2005(g)       $17.22         $0.12            $(0.52)       $(0.40)           --         --             --
  2004           14.03          0.08              3.19          3.27        $(0.08)        --         $(0.08)
  2003            9.83         (0.04)             4.24          4.20            --         --             --
  2002           13.95         (0.00)(b)         (4.12)        (4.12)           --         --             --
  2001           17.61         (0.06)            (3.58)        (3.64)           --     $(0.02)         (0.02)
  2000(a)        28.51          0.60             (8.70)        (8.10)        (0.65)     (2.15)         (2.80)
CLASS B
  2005(g)       $16.77         $0.04            $(0.49)       $(0.45)           --         --             --
  2004           13.69         (0.04)             3.12          3.08            --         --             --
  2003            9.67         (0.13)             4.15          4.02            --         --             --
  2002           13.83         (0.08)            (4.08)        (4.16)           --         --             --
  2001           17.59         (0.17)            (3.57)        (3.74)           --     $(0.02)        $(0.02)
  2000(a)        28.51          0.44             (8.61)        (8.17)       $(0.60)     (2.15)         (2.75)
CLASS C
  2005(g)       $16.71         $0.08            $(0.53)       $(0.45)           --         --             --
  2004           13.68         (0.06)             3.14          3.08        $(0.05)        --         $(0.05)
  2003            9.66         (0.16)             4.18          4.02            --         --             --
  2002           13.82         (0.08)            (4.08)        (4.16)           --         --             --
  2001           17.58         (0.17)            (3.57)        (3.74)           --     $(0.02)         (0.02)
  2000(a)        28.51          0.45             (8.62)        (8.17)        (0.61)     (2.15)         (2.76)

                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      ---------------------------------------------------------

                           Net Asset           Net Assets    Net
   Period                   Value,               End of    Investment                 Portfolio
    Ended     Redemption    End of     Total     Period      Income       Operating    Turnover
 December 31    Fees(e)     Period    Return+  (in 000's)    (Loss)    Expenses(c)(f)    Rate
------------   ----------  ---------  ------   ----------  ----------   -------------  --------
CLASS AAA
  2005(g)      $0.00(b)     $16.84     (2.3)%   $191,060     1.50%(d)      1.60%(d)       3%
  2004          0.00(b)      17.23     23.4      209,043     0.49          1.62          15
  2003          0.00(b)      14.03     42.7      185,719    (0.38)         1.62          11
  2002            --          9.83    (29.6)     139,455    (0.05)         1.66           8
  2001            --         13.96    (20.7)     233,887    (0.45)         1.52          15
  2000            --         17.63    (24.1)     329,415     2.36          1.46          49
CLASS A
  2005(g)      $0.00(b)     $16.82     (2.3)%   $    726     1.48%(d)      1.60%(d)       3%
  2004          0.00(b)      17.22     23.3          598     0.52          1.62          15
  2003          0.00(b)      14.03     42.7          421    (0.38)         1.62          11
  2002            --          9.83    (29.5)         372    (0.05)         1.66           8
  2001            --         13.95    (20.7)         219    (0.45)         1.52          15
  2000(a)         --         17.61    (28.2)          16     2.36(d)       1.46(d)       49
CLASS B
  2005(g)      $0.00(b)     $16.32     (2.7)%   $    588     0.53%(d)      2.34%(d)       3%
  2004          0.00(b)      16.77     22.5          855    (0.25)         2.37          15
  2003          0.00(b)      13.69     41.6          817    (1.13)         2.37          11
  2002            --          9.67    (30.1)         610    (0.80)         2.41           8
  2001            --         13.83    (21.3)         640    (1.20)         2.27          15
  2000(a)         --         17.59    (28.5)         128     1.61(d)       2.21(d)       49
CLASS C
  2005(g)      $0.00(b)     $16.26     (2.7)%   $    317     0.99%(d)      2.35%(d)       3%
  2004          0.00(b)      16.71     22.5          249    (0.44)         2.37          15
  2003          0.00(b)      13.68     41.6           94    (1.13)         2.37          11
  2002            --          9.66    (30.1)         252    (0.80)         2.41           8
  2001            --         13.82    (21.3)         196    (1.20)         2.27          15
  2000(a)         --         17.58    (28.5)          60     1.61(d)       2.21(d)       49

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From  commencement of offering on March 1, 2000.
(b) Amount represents less than $0.005 per share.
(c) The Fund incurred interest expense during the years ended December 31, 2004, 2003 and 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.61%, 1.61% and 1.64% (Class AAA), 1.61%, 1.61% and 1.64% (Class A), 2.36%, 2.36% and 2.39%
    (Class B), and 2.36%, 2.36% and 2.39% (Class C), respectively.
(d) Annualized.
(e) Per share amounts have been calculated using the average shares outstanding method.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.
(g) For the six months ended June 30, 2005, unaudited.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GABELLI MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                       Net Asset Value available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                  John D. Gabelli
CHAIRMAN AND CHIEF                     SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                      GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                         Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.              DEUTSCHE BUNDESBANK

Anthony J. Colavita                    Werner J. Roeder, MD
ATTORNEY-AT-LAW                        MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.              LAWRENCE HOSPITAL

Arthur V. Ferrara                      Anthonie C. van Ekris
FORMER CHAIRMAN AND                    MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                     Salvatore J. Zizza
                                       CHAIRMAN
                                       HALLMARK ELECTRICAL SUPPLIES CORP.


                                    OFFICERS
Bruce N. Alpert                        James E. McKee
PRESIDENT AND TREASURER                SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP
--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB401Q205SR

                                                               [GRAPHIC OMITTED]
                                                                Mario J. Gabelli

THE
GABELLI
GLOBAL
TELECOMMUNICATIONS
FUND


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.